Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	American Midstream Partners, LP
Entity Central Index Key	0001513965
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 576	$ 871
Accounts receivable	1,958	1,218
Unbilled revenue	21,512	19,745
Risk management assets	969	0
Other current assets	3,226	3,323
Total current assets	28,241	25,157
Property, plant and equipment, net	223,819	170,231
Other assets, net	4,636	3,707
Total assets	256,696	199,095
Current liabilities
Accounts payable	5,527	837
Accrued gas purchases	17,034	14,715
Risk management liabilities	0	179
Accrued expenses and other current liabilities	9,619	7,086
Total current liabilities	32,180	22,817
Other liabilities	8,628	8,612
Long-term debt	128,285	66,270
Total liabilities	169,093	97,699
Commitments and contingencies (see Note 16)
Partners’ capital and noncontrolling interest
General partner interest (185 and 185 thousand units issued and outstanding as of December 31, 2012 and 2011, respectively)	548	1,091
Limited partner interest (9,165 and 9,087 thousand units issued and outstanding as of December 31, 2012 and 2011, respectively)	79,266	99,890
Accumulated other comprehensive income	351	415
Total partners’ capital	80,165	101,396
Noncontrolling interest	7,438	0
Total equity	87,603	101,396
Total liabilities and equity	$ 256,696	$ 199,095

Consolidated Balance Sheets (Parenthetical) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
General partner interest, units issued	185	185
General partner interest units, outstanding	185	185
Limited partners, units issued	9,165	9,087
Limited partner common units, outstanding	9,165	9,087

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 197,251		$ 231,258		$ 195,087
Realized gain (loss) on early termination of commodity derivatives	0	[1]	(2,998)	[1]	0	[1]
Unrealized gain (loss) on commodity derivatives	992		(541)		(308)
Total revenue	198,243	[2]	227,719	[2]	194,779
Operating expenses:
Purchases of natural gas, NGLs and condensate	145,172		187,398		157,682
Direct operating expenses	16,798		11,419		10,944
Selling, general and administrative expenses	14,309		10,800		7,120
Advisory services agreement termination fee	0		2,500		0
Transaction expenses	0		282		303
Equity compensation expense	1,783		3,357		1,734
Depreciation and accretion expense	21,284		20,449		19,904
Total operating expenses	199,346		236,205		197,687
Gain (loss) on acquisition of assets	0		565		0
Gain (loss) on involuntary conversion of property, plant and equipment	(1,021)		0		0
Gain (loss) on sale of assets, net	123		399		0
Operating income (loss)	(2,001)	[2]	(7,522)	[2]	(2,908)
Other income (expenses):
Interest expense	(4,570)		(4,508)		(5,406)
Net income (loss) from continuing operations	(6,252)		(11,698)		(8,644)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(6,571)	[2]	(12,030)	[2]	(8,314)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	319		332		(330)
Net income (loss) attributable to noncontrolling interests	256	[2]	0		0
Net income (loss) attributable to the Partnership	(6,508)	[2]	(11,698)	[2]	(8,644)
General partner's interest in net income (loss)	(129)	[2]	(233)	[2]	(173)
Limited partners’ interest in net income (loss)	$ (6,379)	[2]	$ (11,465)	[2]	$ (8,471)
Limited partners’ net income (loss) per unit (basic and diluted)	(0.7)	[2]	(1.64)	[2]	(1.66)
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership Unit, Basic	(0.73)		(1.69)		(1.6)
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	0.03		0.05		(0.06)
Weighted average number of units used in computation of limited partners’ net income (loss) per unit (basic and diluted)	9,113	[3],[4]	6,997	[3],[4]	5,099	[3],[4]

[1]	Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.(c)Income (loss) on discontinued operations impacts our Gathering and Processing segment.
[2]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.
[3]	Includes unvested phantom units with DERs, which are considered participating securities, of 205,864 as of December 31, 2010. The DER’s were eliminated on June 9, 2011. There were no such unvested phantom units with DERs at December 31, 2012 and 2011.
[4]	Gives effect to the reverse unit split as described in Note 13 “Partners’ Capital”.

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ (6,252)		$ (11,698)	$ (8,644)
Unrealized gain (loss) on post retirement benefit plan assets and liabilities	(64)		359	10
Comprehensive income (loss)	(6,316)		(11,339)	(8,634)
Less: Comprehensive income (loss) attributable to noncontrolling interests	256	[1]	0	0
Comprehensive income attributable to Partnership	$ (6,572)		$ (11,339)	$ (8,634)

[1]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.

Consolidated Statements of Changes in Partners' Capital and Noncontrolling Interest (USD $)	Total USD ($)		Limited Partner Common Units	Limited Partner Subordinated Units	Limited Partner Interest USD ($)	General Partner Units	General Partner Interest USD ($)	Accumulated Other Comprehensive Income USD ($)	Total Partners Capital USD ($)	Noncontrolling Interest USD ($)
Beginning Balance at Dec. 31, 2009					$ 91,148,000		$ 2,010,000	$ 46,000	$ 93,204,000	$ 0
Balance, shares at Dec. 31, 2009			4,756,000	0		97,000
Net income (loss)	(8,644,000)				(8,471,000)		(173,000)	0	(8,644,000)	0
Unitholder contributions, shares			571,000	0		12,000
Unit holder contributions					11,760,000		240,000	0	12,000,000	0
Issuance of common units to public, net of offering costs	0
Unit holder distributions					(11,545,000)		(234,000)	0	(11,779,000)	0
Net distributions to noncontrolling owners	0
LTIP vesting, shares			44,000	0		0
LTIP vesting					903,000		(903,000)	0	0	0
Tax netting repurchase, shares			(8,000)	0		0
Tax netting repurchase					(171,000)		0	0	(171,000)	0
Unit based compensation, shares	43,809,000
Unit based compensation					0		1,184,000	0	1,184,000	0
Other comprehensive income (loss)	0						0	10,000	10,000	0
Ending Balance at Dec. 31, 2010					83,624,000		2,124,000	56,000	85,804,000	0
Balance, shares at Dec. 31, 2010			5,363,000	0		109,000
Net income (loss)	(11,698,000)	[1]			(11,465,000)		(233,000)	0	(11,698,000)	0
Recapitalization, shares			(4,602,000)	4,526,000		76,000
Recapitalization	0						0	0	0	0
Issuance of common units to public, net of offering costs, shares			3,750,000	0		0
Issuance of common units to public, net of offering costs	69,085,000				69,085,000		0	0	69,085,000	0
Unit holder distributions					(42,682,000)		(864,000)	0	(43,546,000)	0
Net distributions to noncontrolling owners	0
LTIP vesting, shares			62,000	0		0
LTIP vesting					1,286,000		(1,286,000)	0	0	0
Tax netting repurchase, shares			(12,000)	0		0
Tax netting repurchase	(215,000)						0	0	(215,000)
Unit based compensation, shares	62,418,000
Unit based compensation					257,000		1,350,000	0	1,607,000	0
Other comprehensive income (loss)					0		0	359,000	359,000	0
Ending Balance at Dec. 31, 2011	101,396,000				99,890,000		1,091,000	415,000	101,396,000	0
Balance, shares at Dec. 31, 2011			4,561,000	4,526,000		185,000
Acquisition of noncontrolling interest	0						0	0	0	7,407,000
Net income (loss)	(6,508,000)	[1]			(6,379,000)		(129,000)	0	(6,508,000)	256,000
Unitholder contributions, shares	76,019
Unit holder contributions					0		13,000	0	13,000	0
Issuance of common units to public, net of offering costs	0
Unit holder distributions					(15,748,000)		(322,000)	0	(16,070,000)	0
Net distributions to noncontrolling owners	(256,000)	[1]			0		0	0	0	(225,000)
LTIP vesting, shares			98,000	0		0
LTIP vesting					1,888,000		(1,888,000)	0	0	0
Tax netting repurchase, shares			(20,000)	0		0
Tax netting repurchase					(385,000)		0	0	(385,000)	0
Unit based compensation, shares	98,000,000		0	0		0
Unit based compensation					0		1,783,000	0	1,783,000	0
Other comprehensive income (loss)					0		0	(64,000)	(64,000)	0
Ending Balance at Dec. 31, 2012	$ 80,165,000				$ 79,266,000		$ 548,000	$ 351,000	$ 80,165,000	$ 7,438,000
Balance, shares at Dec. 31, 2012			4,639,000	4,526,000		185,000

[1]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.

Document and Entity Information Statement	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	American Midstream Partners, LP
Entity Central Index Key	0001513965
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net income (loss)	$ (6,252)	$ (11,698)	$ (8,644)
Adjustments to reconcile net income (loss) to net cash provided (used) in operating activities:
Depreciation and Accretion Expense, Including Discontinued Operation	21,414	20,705	20,013
Amortization of deferred financing costs	716	1,262	807
Unrealized (gain) loss on commodity derivatives	(992)	849	385
Unit based compensation	1,783	1,607	1,185
OPEB plan net periodic (benefit) cost	(88)	(82)
(Gain) loss on acquisition of assets	0	(565)	0
(Gain) loss on involuntary conversion of property, plant and equipment	1,021	0	0
amid_gainonsaleofassetsincludingdiscontinuedoperation	128
(Gain) loss on sale of assets, net	(123)	(399)	0
Changes in operating assets and liabilities, net of effects of assets acquired and liabilities:
Accounts receivable	(740)	(562)	791
Unbilled revenue	2,768	2,449	(3,865)
Risk management assets and liabilities	(156)	(670)	(308)
Other current assets	984	(1,800)	0
Other assets, net	(57)	(54)	(104)
Accounts payable	1,197	(218)	(954)
Accrued gas purchases	(1,711)	(3,991)	3,825
Accrued expenses and other current liabilities	(943)	4,410	268
Other liabilities	(468)	(811)	392
Net cash provided (used) in operating activities	18,348	10,432	13,791
Cash flows from investing activities
Cost of acquisition, net of cash acquired	(51,377)	(35,500)	0
Additions to property, plant and equipment	(11,705)	(6,369)	(10,268)
Proceeds from disposals of property, plant and equipment	128	125
Insurance proceeds from involuntary conversion of property, plant and equipment	527	0	0
Net cash provided (used) in investing activities	(62,427)	(41,744)	(10,268)
Cash flows from financing activities
Unit holder contributions	13		12,000
Unit holder distributions	(16,070)	(43,546)	(11,779)
Net distributions to noncontrolling interest owners	(225)	0	0
Proceeds upon issuance of common units to public, net of offering costs	0	69,085	0
LTIP tax netting unit repurchase	(385)	(215)	0
Payment on other loan	0	(615)	(1,000)
Payments for deferred debt issuance costs	(1,564)	(2,489)	0
Borrowings on other loan	0	0	800
Payments on long-term debt	(59,230)	(120,670)	(31,130)
Borrowings on long-term debt	121,245	130,570	26,500
Net cash provided (used) in financing activities	43,784	32,120	(4,609)
Net increase (decrease) in cash and cash equivalents	(295)	808	(1,086)
Cash and cash equivalents
Beginning of period	871	63	1,149
End of period	576	871	63
Supplemental cash flow information
Interest payments	3,185	3,349	4,523
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	6,968	75	0
Receivable for reimbursable construction in progress projects	$ 141	$ 872	$ 6,058

Discontined Operations Statement (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 225	$ (12)	$ 75	$ 31	$ 112	$ 30	$ 37	$ 153	$ 319	$ 332	$ (330)
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	0.02	0	0.01	0	0.02	0	0.01	0.03	0.03	0.05	(0.06)
Gathering and Processing Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue									12,343	17,024
Disposal Group, Including Discontinued Operation, Operating Expense									12,024	16,692
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									$ 319	$ 332
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic										0.05

Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
Organization and Basis of Presentation
Nature of business
American Midstream Partners, LP (the “Partnership”) was formed on August 20, 2009 (“date of inception”) as a Delaware limited partnership for the purpose of acquiring and operating certain natural gas pipeline and processing businesses. We provide natural gas gathering, treating, processing, fractionating, marketing and transportation services primarily in the Gulf Coast and Southeast regions of the United States. We hold our assets in a series of wholly owned limited liability companies as well as a limited partnership. Our capital accounts consist of general partner interests and limited partner interests.
Our interstate natural gas pipeline assets transport natural gas through the Federal Energy Regulatory Commission (“FERC”) regulated interstate natural gas pipelines in Louisiana, Mississippi, Alabama and Tennessee. Our interstate pipelines include:

•
American Midstream (Midla), LLC, which owns and operates approximately 370 miles of interstate pipeline that runs from the Monroe gas field in northern Louisiana south through Mississippi to Baton Rouge, Louisiana.

•
American Midstream (AlaTenn), LLC, which owns and operates approximately 295 miles of interstate pipeline that runs through the Tennessee River Valley from Selmer, Tennessee to Huntsville, Alabama and serves an eight-county area in Alabama, Mississippi and Tennessee.

ArcLight Transactions
On April 15, 2013, the Partnership, our general partner and AIM Midstream Holdings, LLC, an affiliate of American Infrastructure MLP Fund, entered into agreements (the "ArcLight Transactions") with High Point Infrastructure Partners, LLC, an affiliate of ArcLight Capital Partners, LLC (“High Point”), pursuant to which High Point (i) acquired 90% of our general partner and all of our subordinated units from AIM Midstream Holdings and (ii) contributed certain midstream assets and $15.0 million in cash to us in exchange for 5,142,857 convertible preferred units (the “Series A Preferred Units”) issued by the Partnership.  As a result of these transactions, which were also consummated on April 15, 2013, High Point acquired both control of our general partner and a majority of our outstanding limited partnership interests.  The midstream assets contributed by High Point consist of approximately 700 miles of natural gas and liquids pipeline assets located in southeast Louisiana and the shallow water and deep shelf Gulf of Mexico. These midstream assets gather natural gas from both onshore and offshore producing regions around southeast Louisiana. The onshore footprint is Plaquemines and St. Bernard's Parish, LA. The offshore footprint consists of the following federal Gulf of Mexico zones: Mississippi Canyon, Viosca Knoll, West Delta, Main Pass, South Pass and Breton Sound. Natural gas is collected at more than 75 receipt points that connect to hundreds of wells targeting various geological zones in water depths up to 1,000 feet, with an emphasis on oil and liquids-rich reservoirs. The High Point midstream assets are comprised of FERC-regulated transmission assets and non-jurisdictional gathering assets, both of which accept natural gas from well production and interconnected pipeline systems. High Point delivers the natural gas to the Toca Gas Processing Plant, operated by Enterprise, where the products are processed and the residue gas sent to an unaffiliated interstate system owned by Kinder Morgan. See Note 23 "Subsequent Events" for further information.

We depend on our June 2012 amended credit facility for future capital needs and may use it to fund a portion of cash distributions to unitholders, as necessary, depending on the level of our operating cashflow. The Partnership believes that the consummation of the ArcLight Transactions will allow it to maintain compliance with the Consolidated Total Leverage to EBTIDA ratio in the Fourth Amendment to our June 2012 amended credit agreement ("Fourth Amendment") for a period of at least the next twelve months from the date of the Annual Report on Form 10-K. However, no assurances can be given that the ArcLight Transactions will achieve the necessary ratios or that the contributed business can yield the necessary cash flows. If the foregoing does not occur and we are not able to generate sufficient cash flows from operations to maintain compliance with the financial covenants in the Fourth Amendment and we are not able enter into an agreement to refinance or obtain covenant default waivers the debt could become due and payable upon acceleration by the lenders in our banking group and other agreements with cross-default provisions could become due. In addition, failure to comply with any of the covenants under our Fourth Amendment could adversely affect our ability to fund ongoing operations and growth capital requirements as well as our ability to pay distributions to our unitholders. See Note 22 "Liquidity" for further information.
Basis of presentation
The accompanying financial statements and related notes present our consolidated financial position as of December 31, 2012 and 2011, and results of operations, comprehensive income, changes in partners' capital and noncontrolling interest, and cash flows for the years ended December 31, 2012, 2011 and 2010.
We have prepared the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include accounts of American Midstream Partners, LP and its controlled subsidiaries. All significant inter-company accounts and transactions have been eliminated in the preparation of the accompanying consolidated financial statements. We have made reclassifications to amounts reported in prior period consolidated financial statements to conform with current year presentation. These reclassifications did not have an impact on net income for the period previously reported.
The results of operations for acquisitions accounted for as business combinations have been included in the consolidated financial statements since their respective acquisition dates (see Note 2).
Recast of Financial Information for Discontinued Operations
In the second quarter of 2013, the Partnership's management was approved to commit to a plan to sell certain non-strategic gathering and processing assets which meet specific criteria as held for sale. As a result of the planned divestiture of these non-strategic midstream assets, we began accounting for the results of operations of these disposal groups as discontinued operations.
As a result of classifying the change in classification of the assets, the Partnership has recast certain historical information to reflect the results of operations of the disposal groups as discontinued operations, including the Consolidated Statements of Operations and information within Notes 19, 20, 21 and 24.
Consolidation policy
Our consolidated financial statements include our accounts and those of our subsidiaries in which we have a controlling interest. We hold an undivided interest in the Burns Point gas processing facility in which we are responsible for our proportionate share of the costs and expenses of the facility. Our consolidated financial statements reflect our proportionate share of the revenues, expenses, assets and liabilities of this undivided interest. In July 2012, the Partnership acquired a 87.4% undivided interest in the Chatom Processing and Fractionation facility (the "Chatom system"). Our consolidated financial statements reflect the accounts of the Chatom system since acquisition, and the interests in the Chatom system held by non-affiliated working interest owners are reflected as noncontrolling interests in the Partnership's consolidated financial statements.
Use of estimates
When preparing financial statements in conformity with GAAP, management must make estimates and assumptions based on information available at the time. These estimates and assumptions affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosures of contingent assets and liabilities as of the date of the financial statements. Estimates and judgments are based on information available at the time such estimates and judgments are made. Adjustments made with respect to the use of these estimates and judgments often relate to information not previously available. Uncertainties with respect to such estimates and judgments are inherent in the preparation of financial statements. Estimates and judgments are used in, among other things (1) estimating unbilled revenues, product purchases and operating and general and administrative costs, (2) developing fair value assumptions, including estimates of future cash flows and discount rates, (3) analyzing long-lived assets for possible impairment, (4) estimating the useful lives of assets and (5) determining amounts to accrue for contingencies, guarantees and indemnifications. Actual results, therefore, could differ materially from estimated amounts.
Accounting for regulated operations
Certain of our natural gas pipelines are subject to regulations by FERC. FERC exercises statutory authority over matters such as construction, transportation rates we charge and our underlying accounting practices and ratemaking agreements with customers. Accordingly, we record costs that are allowed in the ratemaking process in a period different from the period in which the costs would be charged to expense by a non-regulated entity. Also, we record assets and liabilities that result from the regulated ratemaking process that would be recorded under GAAP for our regulated entities. As of December 31, 2012 and 2011, we had no such material regulatory assets or liabilities.

Revenue recognition and the estimation of revenues and cost of purchases
We recognize revenue when all of the following criteria are met: (1) persuasive evidence of an exchange arrangement exists, (2) delivery has occurred or services have been rendered, (3) the price is fixed or determinable, and (4) collectability is reasonably assured. We record revenue and cost of product sold on a gross basis for those transactions where we act as the principal and take title to natural gas, natural gas liquids ("NGLs") or condensates that are purchased for resale. When our customers pay us a fee for providing a service such as gathering, treating or transportation, we record those fees separately in revenues. We have the following arrangements:

Fee-based
Under these arrangements, we generally are paid a fixed fee for gathering and transporting natural gas. Fee-based revenues, which are included in sales of natural gas, NGLs and condensate, are recorded when services have been provided, and collectability of the revenue is reasonably assured.
Percent-of-proceeds, or POP
Under these arrangements, we generally gather raw natural gas from producers at the wellhead or other supply points, transport it through our gathering system, process it and sell the residue natural gas and NGLs at market prices. Where we provide processing services at the processing plants that we own, or obtain processing service for our own account under our own elective processing arrangements we typically retain and sell a percentage of the residue natural gas and resulting NGLs. We recognize percent-of-proceeds contract revenue, which is included in sales of natural gas, NGLs and condensate, when the natural gas, NGLs or condensate is sold to a purchaser at a fixed or determinable price, delivery has occurred and title has transferred, and collectability of the revenue is reasonably assured.
Fixed-margin
Under these arrangements, we purchase natural gas from producers or suppliers at receipt points on our systems at an index price less a fixed transportation fee and simultaneously sell an identical volume of natural gas at delivery points on our systems at the same, undiscounted index price. We recognize revenue from fixed-margin contracts, which is included in sales of natural gas, NGLs and condensate, when the natural gas is sold to a purchaser at a fixed or determinable price, delivery has occurred and title has transferred and collectability of the revenue is reasonably assured.
Firm transportation
Under arrangements to provide firm transportation service, we are obligated to transport natural gas nominated by the shipper up to the maximum daily quantity specified in the contract. In exchange for that obligation on our part, the shipper pays a specified reservation charge, whether or not they utilize the capacity. In most cases, the shipper also pays a variable use charge with respect to quantities actually transported by us. Firm transportation revenue is recorded when products are delivered, services have been provided and collectability of the revenue is reasonably assured.

Interruptible transportation
Under arrangements to provide interruptible transportation service, we are only obligated to transport natural gas nominated by the shipper to the extent we have available capacity. For this service the shipper pays no reservation charge but pays a variable use charge for quantities actually shipped. Interruptible transportation revenue is recorded when products are delivered, services have been provided and collectability of revenue is reasonably assured.
Interest in the Burns Point Plant
We account for our interest in the Burns Point Plant using the proportionate consolidation method. Under this method, we include in our consolidated statement of operations our value of plant revenues taken in-kind and plant expenses reimbursed to the operator.
Cash and cash equivalents
We consider all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value because of the short term to maturity of these investments.
Allowance for doubtful accounts
We establish provisions for losses on accounts receivable when we determine that we will not collect all or part of an outstanding balance. Collectability is reviewed regularly and an allowance is established or adjusted, as necessary, using the specific identification method. As of December 31, 2012 and 2011, the Partnership recorded no allowances for losses on accounts receivable.
Inventory
Inventory includes NGL product inventory. The Partnership records all product inventories at the lower of cost or market (“LCM”), which is determined on a weighted average basis and included within Other current assets on the consolidated balance sheets.
Operational balancing agreements and natural gas imbalances
To facilitate deliveries of natural gas and provide for operational flexibility, we have operational balancing agreements in place with other interconnecting pipelines. These agreements ensure that the volume of natural gas a shipper schedules for transportation between two interconnecting pipelines equals the volume actually delivered. If natural gas moves between pipelines in volumes that are more or less than the volumes the shipper previously scheduled, a natural gas imbalance is created. The imbalances are settled through periodic cash payments or repaid in-kind through future receipt or delivery of natural gas. Natural gas imbalances are recorded as gas imbalances and classified within other current assets or other current liabilities on our consolidated balance sheets based on the market value.
Property, plant and equipment
We capitalize expenditures related to property, plant and equipment that have a useful life greater than one year for (1) assets purchased or constructed; (2) existing assets that are replaced, improved, or the useful lives of which have been extended; and (3) all land, regardless of cost. Maintenance and repair costs, including any planned major maintenance activities, are expensed as incurred.
We record property, plant, and equipment at its original cost, which we depreciate on a straight-line basis over its estimated useful life. Our determination of the useful lives of property, plant and equipment requires us to make various assumptions, including the supply of and demand for hydrocarbons in the markets served by our assets, normal wear and tear of the facilities, and the extent and frequency of maintenance programs. We record depreciation using the group method of depreciation, which is commonly used by pipelines, utilities and similar assets.
The Partnership calculated the fair value of net assets acquired from Quantum Resources Management, LLC in July 2012 with the assistance of an independent third party valuation firm. These valuations were performed primarily using a discounted cash flow model that included certain market assumptions related to future throughput discount rates. We created the projections and reviewed the calculations, assumptions and valuation methodology used to determine the fair value of the assets acquired. We determined the final fair values to assign to the assets and liabilities in determining the purchase price allocation and had sole responsibility for those items in the financial statements.
Impairment of long lived Assets
We evaluate the recoverability of our property, plant and equipment when events or circumstances such as economic obsolescence, business climate, legal and other factors indicate we may not recover the carrying amount of the assets. We continually monitor our business, the market, and business environment to identify indicators that could suggest an asset may not be recoverable. We evaluate the asset for recoverability by estimating the undiscounted future cash flows expected to be derived from operating the asset as a going concern. These cash flow estimates require us to make projections and assumptions for many years into the future for pricing, demand, competition, operating cost, contract renewals, and other factors. We recognize an impairment loss when the carrying amount of the asset exceeds its fair value as determined by quoted market prices in active markets or present value techniques. The determination of the fair value using present value techniques requires us to make projections and assumptions regarding future cash flows and weighted average cost of capital. Any changes we make to these projections and assumptions could result in significant revisions to our evaluation of the recoverability of our property, plant and equipment and the recognition of an impairment loss in our consolidated statements of income. No impairment losses were recognized during the years ended December 31, 2012, 2011 and 2010.
Income taxes
We are not a taxable entity for U.S. federal income tax purposes or for the majority of states that impose an income tax. Taxes on our net income generally are borne by our unitholders through the allocation of taxable income. Our tax expense results from the enactment of state income tax laws by the State of Texas that apply to entities organized as partnerships and is included in selling, general and administrative expenses in the consolidated statements of operations. The Texas margin tax is computed on our modified gross margin and was not significant for each of the years ended December 31, 2012, 2011 and 2010.
Net income for financial statement purposes may differ significantly from taxable income allocable to unitholders as a result of differences between the tax basis and financial reporting basis of assets and liabilities and the taxable income allocation requirement under our partnership agreement. The aggregate difference in the basis of our net assets for financial and tax reporting purposes cannot be readily determined because information regarding each partner’s tax attributes in us is not available.
Commitments, contingencies and environmental liabilities
We expense or capitalize, as appropriate, expenditures for ongoing compliance with environmental regulations that relate to past or current operations. We expense amounts we incur from the remediation of existing environmental contamination caused by past operations that do not benefit future period by preventing or eliminating future contamination. We record liabilities for environmental matters when assessments indicate that remediation efforts are probable and the costs can be reasonably estimated. Estimates of environmental liabilities are based on currently available facts, existing technology and presently enacted laws and regulation taking into consideration the likely effects of inflation and other factors. These amounts also take into account our prior experience in remediating contaminated sites, other companies’ clean-up experience and data released by government organizations. Our estimates are subject to revision in future periods based on actual cost or new information. We evaluate recoveries from insurance coverage separately from the liability and, when recovery is probable, we record an asset separately from the associated liability in our consolidated financial statements.
We recognize liabilities for other commitments and contingencies when, after fully analyzing the available information, we determine it is either probable that an asset has been impaired or that a liability has been incurred and the amount of impairment or loss can be reasonably estimated. When a range of probable loss can be estimated, we accrue the most likely amount or if no amount in more likely than another, we accrue the minimum of the range of probable loss. We expense legal costs associated with loss contingencies as such costs are incurred.
We have legal obligations requiring us to decommission our offshore pipeline systems at retirement. In certain rate jurisdictions, we are permitted to include annual charges for removal costs in the regulated cost of service rates we charge our customers. Additionally, legal obligations exist for a minority of our offshore right-of-way agreements due to requirements or landowner options to compel us to remove the pipe at final abandonment. Sufficient data exists with certain onshore pipeline systems to reasonably estimate the cost of abandoning or retiring a pipeline system. However, in some cases, there is insufficient information to reasonably determine the timing and/or method of settlement of estimating the fair value of the asset retirement obligation. In these cases, the asset retirement obligation cost is considered indeterminate because there is no data or information that can be derived from past practice, industry practice, management’s experience, or the asset’s estimated economic life. The useful lives of most pipeline systems are primarily derived from available supply resources and ultimate consumption of those resources by end users. Variables can affect the remaining lives of the assets which preclude us from making a reasonable estimate of the asset retirement obligation. Indeterminate asset retirement obligation costs will be recognized in the period in which sufficient information exist to reasonably estimate potential settlement dates and methods.

Asset retirement obligations (“AROs”)
AROs are legal obligations associated with the retirement of tangible long-lived assets that result from the asset’s acquisition, construction, development and/or normal operation. An ARO is initially measured at its estimated fair value. Upon initial recognition of an ARO, we record an increase to the carrying amount of the related long-lived asset and an offsetting ARO liability. We depreciate the capitalized ARO using the straight-line method over the period during which the related long-lived asset is expected to provide benefits. After the initial period of ARO recognition, we revise the ARO to reflect the passage of time or revisions to the amount of estimated cash flows or their timing.
Derivative financial instruments
Our net income and cash flows are subject to volatility stemming from changes in interest rates on our variable rate debt, commodity prices and fractionation margins (the relative difference between the price we receive from NGL sales and the corresponding cost of natural gas purchases). In an effort to manage the risks to unitholders, we use a variety of derivative financial instruments including swaps, put options and interest rate caps to create offsetting positions to specific commodity or interest rate exposures. In accordance with the authoritative accounting guidance, we record all derivative financial instruments in our consolidated balance sheets at fair market value. We record the fair market value of our derivative financial instruments in the consolidated balance sheet as current and long-term assets or liabilities on a net basis by counterparty. We record changes in the fair value of our derivative financial instruments in our consolidated statements of operations as follows:

•	Commodity-based derivatives: “Total revenue”

•	Corporate interest rate derivatives: “Interest expense”
Our formal hedging program provides a control structure and governance for our hedging activities specific to identified risks and time periods, which are subject to the approval and monitoring by the board of directors of our general partner. We employ derivative financial instruments in connection with an underlying asset, liability or anticipated transaction, and we do not use derivative financial instruments for speculative or trading purposes.
The price assumptions we use to value our derivative financial instruments can affect net income for each period. We use published market price information where available, or quotations from over-the-counter, or OTC, market makers to find executable bids and offers. The valuations also reflect the potential impact of conditions, including credit risk of our counterparties. The amounts reported in our consolidated financial statements change quarterly as these valuations are revised to reflect actual results, changes in market conditions or other factors, many of which are beyond our control.
Our earnings are affected by use of mark-to-market method of accounting as required under GAAP for derivative financial instruments. The use of mark-to-market accounting for derivative financial instruments can cause noncash earnings volatility resulting from changes in the underlying indices, primarily commodity prices.
Comprehensive income (loss)
The Partnership’s other comprehensive income (loss) is comprised of adjustments to other post-retirement plan assets and liabilities. See Note 16, "Post-Employment Benefits".

Unit-based employee compensation
We award unit-based compensation to management, non-management employees and directors in the form of phantom units, which are deemed to be equity awards. Compensation expense on phantom units is measured by the fair value of the award at the date of grant as determined by management. Compensation expense is recognized in equity compensation expense over the requisite service period of each award. See Note 15, "Long-Term Incentive Plan".
Fair value measurements
We apply the authoritative accounting provisions for measuring fair value of our derivative instruments and disclosures associated with our outstanding indebtedness. We define fair value as an exit price representing the expected amount we would receive when selling an asset or pay to transfer a liability in an orderly transaction with market participants at the measurement date.
We use various assumptions and methods in estimating the fair values of our financial instruments. The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximated their fair value due to the short-term maturity of these instruments. The carrying amount of our various credit facilities approximate fair value, because the interest rates on these facilities are variable.
We employ a hierarchy which prioritizes the inputs we use to measure recurring fair value into three distinct categories based upon whether such inputs are observable in active markets or unobservable. We classify assets and liabilities in their entirety based on the lowest level of input that is significant to the fair value measurement. Our methodology for categorizing assets and liabilities that are measured at fair value pursuant to this hierarchy gives the highest priority to unadjusted quoted prices in active markets and the lowest level to unobservable inputs as outlined below:

•	Level 1 – Inputs represent unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs include quoted prices for similar assets and liabilities in active markets that are either directly or indirectly observable; and

•	Level 3 – Inputs are unobservable and considered significant to fair value measurement.
We utilize a mid-market pricing convention, or the “market approach”, for valuation for assigning fair value to our derivative assets and liabilities. Our credit exposure for over-the-counter derivatives is directly with our counterparty and continues until the maturity or termination of the contracts. As appropriate, valuations are adjusted for various factors such as credit and liquidity considerations.
Debt issuance costs
Costs incurred in connection with the issuance of long-term debt are deferred and charged to interest expense over the term of the related debt. Gains or losses on debt repurchase and debt extinguishment include any associated unamortized debt issue costs.
Noncontrolling interest

Noncontrolling interest represents the noncontrolling interest holders' proportionate share of the equity of the Chatom system.  Noncontrolling interest is adjusted for the noncontrolling interest holders' proportionate share of the earnings or losses.  Management reports noncontrolling interest in the Chatom system in the financial statements pursuant to paragraph ASC No. 810-10-65-1.  The 12.6% noncontrolling interest is held by non-affiliated working interest owners.
Limited partners’ net income (loss) per unit
We compute limited partners’ net income (loss) per unit by dividing our limited partners’ interest in net income (loss) by the weighted average number of units outstanding during the period. The overall computation, presentation and disclosure of our limited partners’ net income (loss) per unit are made in accordance with the FASB Accounting Standards Codification (ASC) Topic 260 “Earnings per Share”.

Recent Accounting Pronouncements

In January 2013, the FASB issued Accounting Standards Update ("ASU") No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies that ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, applies to financial instruments or derivative transactions accounted for under ASC 815. The amendments require disclosures to present both gross and net amounts of derivative assets and liabilities that are subject to master netting arrangements with counterparties. We currently present our derivative assets and liabilities net on our statement of financial position. This guidance would not have had a material impact on our consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("AOCI"), which requires entities to present either in a single note or parenthetically on the face of the financial statements (i) the amount of significant items reclassified from each component of AOCI and (ii) the income statement line items affected by the reclassifications. This guidance would not have a material impact on our consolidated financial statements as there are currently no items reclassified from AOCI.

Concentration of Credit Risk and Trade Accounts Receivable	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Concentration of Credit Risk and Trade Accounts Receivable
Concentration of Credit Risk and Trade Accounts Receivable
Our primary market areas are located in the United States along the Gulf Coast and in the Southeast. We have as concentration of trade receivable balances due from companies engaged in the production, trading, distribution and marketing of natural gas and NGL products. These concentrations of customers may affect our overall credit risk in that the customers may be similarly affected by changes in economic, regulatory or other factors. Our customers’ historical financial and operating information is analyzed prior to extending credit. We manage our exposure to credit risk through credit analysis, credit approvals, credit limits and monitoring procedures, and for certain transactions, we may request letters of credit, prepayments or guarantees. We maintain allowances for potentially uncollectible accounts receivable; however, for the years ended December 31, 2012, 2011 and 2010, no allowances on or write-offs of accounts receivable were recorded.
The following table summarizes the percentage of revenue earned from those customers that exceed 10% or greater of the Partnership's consolidated revenue in the consolidated statement of operations for the each of the periods presented below:

	For the year ended December 31,
	2012	2011	2010
Customer A	30%	41%	25%
Customer B	14%	18%	30%
Customer C	13%	15%	11%
Other	43%	26%	34%
Total	100%	100%	100%

Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Current Assets [Abstract]
Other Current Assets
Other Current Assets

	December 31,
	2012	2011
	(in thousands)
Other receivables	$452	$663
Construction, operating and maintenance agreement (“COMA”)	—	623
Prepaid insurance—current portion	458	567
Other prepaid amounts	451	508
Gas imbalances receivable	932	852
NGL inventory	931	96
Other current assets	2	14
	$3,226	$3,323

For the years ended December 31, 2012 and 2011, we recorded no lower-of-cost-or-market write-downs on our NGL inventory.

Derivatives	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives
Commodity derivatives
To minimize the effect of commodity prices and maintain our cash flow and the economics of our development plans, we enter into commodity hedge contracts from time to time. The terms of the contracts depend on various factors, including management’s view of future commodity prices, acquisition economics on purchased assets and future financial commitments. This hedging program is designed to mitigate the effect of commodity price downturns while allowing us to participate in some commodity price upside. Management regularly monitors the commodity markets and financial commitments to determine if, when, and at what level commodity hedging is appropriate in accordance with policies that are established by the board of directors of our general partner. Currently, the commodity derivatives are in the form of swaps, puts and collars. As of December 31, 2012, the aggregate notional volume of our commodity derivatives was 15.1 million gallons.
We enter into commodity contracts with multiple counterparties. We may be required to post collateral with our counterparties in connection with our derivative positions. As of December 31, 2012, we have not posted collateral with our counterparties. The counterparties are not required to post collateral with us in connection with their derivative positions. Netting agreements are in place with our counterparties that permit us to offset our commodity derivative asset and liability positions.
In June 2011, the Board of Directors of our general partner determined that we would gain operational and strategic flexibility from canceling our then-existing NGL swap contracts and entering into new NGL swap contracts with an existing counterparty that extended through the end of 2012. During 2012, we entered into additional commodity contracts with existing counterparties to hedge our 2012 and 2013 exposure to commodity prices.
Interest rate derivatives
The Partnership may utilize interest rate caps to protect against changes in interest rates on its floating rate debt. In order to mitigate the risk of changes in cash flows attributable to changes in market interest rates, the Partnership entered into interest rate caps that mitigate the risk of increases in interest rates. For the year ended December 31, 2011, we had interest rate caps with a notional amount of up to $25.0 million that effectively fix the base rate on that portion of our debt, with a fixed maximum rate of 4%, which expired during the fourth quarter of 2011. As of December 31, 2012 and 2011, we held no interest rate derivatives.
For accounting purposes, no derivative instruments were designated as hedging instruments and were instead accounted for under the mark-to-market method of accounting, with any changes in the fair value of the derivatives recorded in the consolidated balance sheets and through earnings, rather than being deferred until the anticipated transactions affect earnings. The use of mark-to-market accounting for financial instruments can cause non-cash earnings volatility due to changes in the underlying commodity price indices or interest rates.
As of December 31, 2012 and 2011, the fair value associated with our commodity derivative instruments were recorded in our consolidated balance sheets, under the captions as follows:

(in thousands)	Gross Derivative Assets		Gross Derivative Liabilities
Balance Sheet Classification	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011

Risk management assets	$1,889	$—	$(920)	$—
Risk management assets - long term	—	—	—	—
Total	$1,889	$—	$(920)	$—

Risk management liabilities	$—	$456	$—	$(635)
Risk management liabilities - long term	—	—	—	—
Total	$—	$456	$—	$(635)

For the years ended December 31, 2012, 2011 and 2010, the realized and unrealized gains (losses) associated with our commodity and interest rate derivative instruments were recorded in our consolidated statements of operations, under the captions as follows:

(in thousands)	Gain (loss) on derivatives
Statement of Operations Classification	Realized	Unrealized
2012
Revenue	$2,408	$—
Unrealized gain (loss) on commodity derivatives	—	992
Total	$2,408	$992
2011
Revenue	$(1,911)	$—
Realized gain (loss) on early termination of commodity derivatives	(2,998)	—
Unrealized gain (loss) on commodity derivatives	—	(541)
Total	$(4,909)	$(541)
2010
Revenue	$—	$—
Unrealized gain (loss) on commodity derivatives	—	(308)
Interest expense	—	(77)
Total	$—	$(385)

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurement
The authoritative guidance for fair value measurements establishes a three-tier fair value hierarchy, which prioritizes the inputs used to measure fair value. These tiers include:

•	Level 1 – Inputs represent unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs include quoted prices for similar assets and liabilities in active markets that are either directly or indirectly observable; and

•	Level 3 – Inputs are unobservable and considered significant to fair value measurement.
A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the classification of assets and liabilities within the fair value hierarchy.
We believe the carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments would be classified as Level 1 under the fair value hierarchy.
The recorded value of the amounts outstanding under the credit facility approximates its fair value, as interest rates are variable, based on prevailing market rates and the short-term nature of borrowings and repayments under the credit facility. Our existing revolving credit facility would be classified as Level 1 under the fair value hierarchy.
The fair value of all derivatives instruments is estimated using a market valuation methodology based upon forward commodity price curves, volatility curves as well as other relevant economic measures, if necessary. Discount factors may be utilized to extrapolate a forecast of future cash flows associated with long dated transactions or illiquid market points. The inputs are obtained from independent pricing services, and we have made no adjustments to the obtained prices.
We have consistently applied these valuation techniques in all periods presented and believe we have obtained the most accurate information available for the types of derivatives contracts held. We will recognize transfers between levels at the end of the reporting period for which the transfer has occurred. We recognized transfers out of Level 3 into Level 2 as a result of changes in tenure and market points of certain contracts in the amount of $1.0 million for the year ended December 31, 2012. There were no such transfers for years ended December 31, 2011.
Fair Value of Financial Instruments
The following table sets forth by level within the fair value hierarchy, our net derivative assets (liabilities) that were measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Carrying Amount	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
		(in thousands)
Commodity derivative asset (liability), net
December 31, 2012	$969	$—	$969	$—	$969
December 31, 2011	$(179)	$—	$—	$(179)	$(179)

Changes in Level 3 Fair Value Measurements
The table below includes a roll forward of the balance sheet amounts (including the change in fair value) for financial instruments classified within Level 3 of the valuation hierarchy. When a determination is made to classify a financial instrument within Level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources). Contracts classified as Level 3 are valued using internally developed price inputs and curves constructed as a result of the long dated nature of the transactions or the illiquidity of the market points. Contracts classified as Level 2 are valued using inputs and curves that are supported and available from public markets to the extent that the markets or the relevant settlement periods are liquid:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Fair value asset (liability), beginning of period	$(179)	$—
Realized gain (loss) on early termination of commodity derivatives	—	(2,998)
Realized gain (loss) on expiration of commodity put contract	—	(308)
Unrealized gain (loss) on commodity derivatives	992	(541)
Purchases	156	670
Settlements	—	2,998
Transfers out of Level 3 (a)	(969)	—
Fair value asset (liability), end of period	$—	$(179)
(a)Amounts transferred out are reflected at fair value as of the end of the period

Also included in revenue were $2.4 million, $(1.6) million, and zero in realized gains (losses) for the years ended December 31, 2012, 2011, and 2010, respectively, representing our commodity derivative settlements.

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net
Property, plant and equipment, net, as of December 31, 2012 and 2011 were as follows:

		December 31,
	Useful Life	2012	2011
		(in thousands)
Land		$2,254	$41
Construction in progress		5,053	3,380
Buildings and improvements	4 to 40	1,432	1,490
Processing and treating plants	8 to 40	98,106	49,396
Pipelines	5 to 40	163,447	146,788
Compressors	4 to 20	8,957	7,437
Equipment	8 to 20	4,785	1,198
Computer software	5	1,950	1,500
Total property, plant and equipment		285,984	211,230
Accumulated depreciation		(62,165)	(40,999)
Property, plant and equipment, net		$223,819	$170,231

Of the gross property, plant and equipment balances at December 31, 2012 and 2011, $26.1 million and $24.0 million, respectively, were related to AlaTenn and Midla, our FERC-regulated interstate assets.
Insurance proceeds

We pay premiums to our insurance carrier which provides us with property damage, business interruption and other insurance coverage, the scope and amounts of which we believe are customary and prudent for the nature and extent of our operations. While we believe we maintain adequate insurance coverage on our behalf, insurance may not fully cover every type of damage, interruption or other loss that might occur. If we were to incur a significant loss for which we were not fully insured, it could have a material impact on our financial position, results of operations and cash flows. In addition, there may be timing differences between amounts we accrue related to property damage expense, amounts we are required to pay in connection with a loss and amounts we subsequently receive from insurance carriers as reimbursements. Any event that materially interrupts the revenues generated by our consolidated operations, or other losses that require us to make material expenditures not reimbursed by insurance, could reduce our ability to pay distributions to our unitholders and, accordingly, adversely affect the market price of our common units.

Involuntary conversions result from the loss of an asset because of some unforeseen event (e.g., destruction due to hurricanes). Some of these events are insurable, thus resulting in a property damage insurance recovery. Amounts we receive from insurance carriers are net of any deductibles related to the covered event. During the year ended December 31, 2012, we collected $0.5 million of nonrefundable cash proceeds from our insurance carrier that we recognized as an offset to property, plant and equipment write-downs of $1.5 million due to property damage under the caption Gain (loss) on involuntary conversion of property, plant and equipment. These proceeds relate to property damage claims we made in connection with the named windstorm Hurricane Isaac in September of 2012. To the extent that additional non-refundable insurance proceeds related to this incident are received, we expect to record gains equal to such proceeds.

Asset Retirement Obligation	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation
Asset Retirement Obligation
We record a liability for the fair value of asset retirement obligations and conditional asset retirement obligations that we can reasonably estimate, on a discounted basis, in the period in which the liability is incurred. We collectively refer to asset retirement obligations and conditional asset retirement obligations as ARO. Typically, we record an ARO at the time the assets are installed or acquired if a reasonable estimate of fair value can then be made. In connection with establishing an ARO, we capitalize the costs as part of the carrying value of the related assets. We recognize an ongoing expense for the interest component of the liability as part of depreciation expense resulting from changes in the value of the ARO due to the passage of time. We depreciate the initial capitalized costs over the useful lives of the related assets. We extinguish the liabilities for an ARO when assets are taken out of service or otherwise abandoned.
During the years ended December 31, 2012 and 2011, we recognized $0.5 million and $0.9 million, respectively, of ARO which is included in other liabilities for specific assets that we intend to retire for operational purposes.
We recorded accretion expense, which is included in depreciation expense, in our consolidated statements of operations of less than $0.1 million, $1.4 million, and $1.2 million for the years ended December 31, 2012, 2011, and 2010, respectively.

No assets were legally restricted for purposes of settling our ARO liabilities during the years ended December 31, 2012 and 2011. The following is a reconciliation of the beginning and ending aggregate carrying amount of our ARO liabilities for years ended December 31, 2012 and 2011, respectively:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Balance at beginning of period	$8,093	$7,249
Additions	452	872
Reductions	—	(920)
Expenditures	(258)	(501)
Accretion expense	32	1,393
Balance at end of period	$8,319	$8,093

In August 2011, we sold an abandoned portion of pipe for which we had recorded an ARO. As a result of this sale, we are no longer responsible for the costs of abandonment on this pipe and have reduced our ARO during 2011 by $0.5 million. In December 2011, we completed the abandonment of the West Cameron Pipeline at a cost of $0.5 million. Upon the completion of this project we reduced our ARO by $0.4 million.

Other Assets, Net	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets, Net
Other Assets, Net
Other assets, net, were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred financing costs	$3,394	$2,545
Other post retirement benefit plan assets, net	1,080	966
Prepaid amounts—long term	97	139
Security deposits	65	57
Other	—	—
	$4,636	$3,707

Deferred financing costs
During the years ended December 31, 2012 and 2011, deferred financing costs related to the term-loan portion of our credit facility were amortized using the effective interest rate over the term of the term credit facility, which was retired on August 1, 2011. See Note 12 for more information about our credit facility. Deferred financing costs related to the revolver portion of our credit facility are amortized on a straight-line basis over the term of the credit facility. During the years ended December 31, 2012 and 2011, we recorded deferred financing costs of $0.7 million and $1.3 million, respectively.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred revenue—short term	$288	$2,314
Accrued salaries	944	1,542
Accrued expenses	6,519	953
Construction operating and maintenance agreement deposits	30	710
Gas imbalances payable	971	1,200
Contract obligations—short term	—	240
Accrued interest payable	724	123
Other	143	4
	$9,619	$7,086

Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities
Other Liabilities
Other liabilities were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred revenue—long term	$245	$351
Asset retirement obligations	8,319	8,093
Contract obligations—long term	—	88
Other deferred expenses	64	80
	$8,628	$8,612

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
On August 1, 2011, we executed a $100 million revolving credit facility, with a $50 million accordion feature which, if exercised, would increase the total commitment under the facility to $150 million.
On June 27, 2012, we amended our credit facility to increase the commitments from an aggregate principal amount of $100 million to an aggregate principal amount of $200 million, evidenced by a credit agreement with Bank of America, N.A., as Administrative Agent, Collateral Agent and L/C Issuer; Comerica Bank and Citicorp North America, Inc., as Co-Syndication Agents; BBVA Compass, as Documentation Agent; and the other financial institutions party thereto. The credit facility also provides for a $50 million dollar accordion feature. If the accordion feature were to be fully exercised, the total commitment under the existing facility would be $250 million.
The amended credit facility provides for a maximum borrowing equal to the lesser of (i) $200 million or (ii) 4.50 times adjusted consolidated EBITDA. Prior to the Third Amendment described below, we could elect to have loans under the new credit facility bear interest either at a Eurodollar-based rate plus a margin ranging from 2.25% to 3.50% depending on our total leverage ratio then in effect, or a base rate which is a fluctuating rate per annum equal to the highest of (a) the Federal Funds Rate plus 1/2 of 1%, (b) the rate of interest in effect for such day as publicly announced from time to time by Bank of America as its “prime rate”, or (c) the Eurodollar Rate plus 1.00% plus a margin ranging from 1.25% to 2.50% depending on the total leverage ratio then in effect. We also paid a commitment fee of 0.50% per annum on the undrawn portion of the revolving loan. For the years ended December 31, 2012, 2011 and 2010, the weighted average interest rate on borrowings under our credit facilities was approximately 4.09%, 6.71%, and 7.48%, respectively.
Our obligations under the credit facility are secured by a first mortgage in favor of the lenders in our real property. Advances made under the credit facility are guaranteed on a senior unsecured basis by our subsidiaries (“Guarantors”). These guarantees are full and unconditional and joint and several among the Guarantors. The terms of the new credit facility include covenants that restrict our ability to make cash distributions and acquisitions in some circumstances. The remaining principal balance of loans and any accrued and unpaid interest will be due and payable in full on the maturity date, August 1, 2016.
The credit facility also contains customary representations and warranties (including those relating to organization and authorization, compliance with laws, absence of defaults, material agreements and litigation) and customary events of default (including those relating to monetary defaults, covenant defaults, cross defaults and bankruptcy events). The primary financial covenants contained in the credit facility are (i) a total leverage ratio test (not to exceed 4.50 times) and a minimum interest coverage ratio test (which, prior to the Third Amendment count not less than 2.50).
As of December 31, 2012, the total leverage ratio test, one of the primary financial covenants that we are required to maintain under our credit facility, was not to exceed 4.50 times. At December 31, 2012, our total indebtedness was approximately $130.9 million, which caused our total leverage to EBITDA ratio to be approximately 5.70-to-1. As a result, on December 26, 2012, the Partnership entered into the Third Amendment and Waiver to Credit Agreement, dated as of December 26, 2012 (the “Third Amendment”). The Third Amendment provided for a waiver of the Partnership's compliance with the Consolidated Total Leverage Ratio with respect to the quarter ending December 31, 2012 and for one month thereafter. The Third Amendment also requires the Partnership to provide certain financial and operating information of the Partnership on a monthly basis for 2013 and for any month after 2013 in which the Consolidated Total Leverage Ratio of the Partnership is in excess of 4.00 to 1.00. The remaining material terms and conditions of the senior secured revolving credit facility, including pricing, maturity and covenants, remained unchanged by the Third Amendment.
See Note 22 "Liquidity" for further updates to our liquidity and Long-term debt.
Our outstanding borrowings under the credit facility at December 31, 2012 and 2011, respectively, were:

	December 31,
	2012	2011
	(in thousands)
Revolving loan facility	$128,285	$66,270

At December 31, 2012 and 2011, respectively, letters of credit outstanding under the credit facility were $2.6 million and $0.6 million, respectively.
In connection with our credit facility and amendments thereto, we have incurred $4.3 million in cumulative debt issuance costs through December 31, 2012 which are being amortized on a straight-line basis over the term of the credit facility.

Partners' Capital	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Partners' Capital
Partners’ Capital
Our capital accounts are comprised of a 2.0% general partner interest and 98.0% limited partner interests. Our limited partners have limited rights of ownership as provided in our partnership agreement and, as discussed below, the right to participate in our distributions. Our general partner manages our operations and participates in our distributions, including certain incentive distributions that may be made pursuant to the incentive distribution rights that are nonvoting limited partner interests held by our general partner.
On August 1, 2011, we closed our initial public offering (the “IPO”) of our 3,750,000 common units at an offering price of $21 per unit. After deducting underwriting discounts and commissions of $4.9 million paid to the underwriters, offering expenses of $4.2 million and a structuring fee of $0.6 million, the net proceeds from our initial public offering were $69.1 million. We used all of the net offering proceeds from our initial public offering for the uses described in the Prospectus.
Immediately prior to the closing of our IPO the following recapitalization transactions occurred:

•
each common unit held by AIM Midstream Holdings reverse split into 0.485 common units, resulting in the ownership by AIM Midstream Holdings of an aggregate of 5,327,205 common units, representing an aggregate 97.1% limited partner interest in us;

•	the common units held by AIM Midstream Holdings then converted into 801,139 common units and 4,526,066 subordinated units;

•
each general partner unit held by our general partner reverse split into 0.485 general partner units, resulting in the ownership by our general partner of an aggregate of 108,718 general partner units, representing a 2.0% general partner interest in us;

•
each common unit held by participants in our general partner’s long term incentive plan (the “LTIP”), reverse split into 0.485 common units, resulting in their ownership of an aggregate of 50,946 common units, representing an aggregate 0.9% limited partner interest in us; and

•	each outstanding phantom unit granted to participants in our LTIP reverse split into 0.485 phantom units, resulting in their holding an aggregate of 209,824 phantom units.

In connection with the closing of our IPO and immediately following the recapitalization transactions, the following transactions also occurred:

•	AIM Midstream Holdings contributed 76,019 common units to our general partner as a capital contribution, and;

•
our general partner contributed to us the common units contributed to it by AIM Midstream Holdings in exchange for 76,019 general partner units in order to maintain its 2.0% general partner interest in us.

The principal difference between our common units and subordinated units is that in any quarter during the subordination period, holders of the subordinated units are not entitled to receive any distribution of available cash until the common units have received the minimum quarterly distribution.
The subordination period generally will end and all of the subordinated units will convert into an equal number of common units if we have earned and paid at least $1.65 on each outstanding common and subordinated unit and the corresponding distribution on our general partner’s 2.0% interest for each of three consecutive, non-overlapping four-quarter periods ending on or after September 30, 2014.
The subordination period will automatically terminate and all of the subordinated units will convert into an equal number of common units if we have earned and paid at least $2.475 (150% of the annualized minimum quarterly distribution) on each outstanding common and subordinated unit and the corresponding distributions on our general partner’s 2.0% interest and incentive distribution rights for any four consecutive quarter period ending on or after September 30, 2012; provided that we have paid at least the minimum quarterly distribution from operating surplus on each outstanding common unit and subordinated unit and the corresponding distribution on our general partner’s 2.0% interest for each quarter in that four-quarter period.
ArcLight Transactions
On April 15, 2013, the Partnership, our general partner and AIM Midstream Holdings, LLC, entered in the ArcLight Transactions with High Point, pursuant to which High Point (i) acquired 90% of our general partner and all of our subordinated units from AIM Midstream Holdings and (ii) contributed certain midstream assets and $15.0 million in cash to us in exchange for 5,142,857 Series A Preferred Units issued by the Partnership.  As a result of these transactions, which were also consummated on April 15, 2013, High Point acquired both control of our general partner and a majority of our outstanding limited partnership interests.  See Note 23 "Subsequent Events" for further information.
General Partner Interest and Incentive Distribution Rights
Our partnership agreement provides that our general partner initially will be entitled to 2.0% of all distributions that we make prior to our liquidation. Our general partner has the right, but not the obligation, to contribute a proportionate amount of capital to us in order to maintain its 2.0% general partner interest if we issue additional units. Our general partner’s 2.0% interest, and the percentage of our cash distributions to which it is entitled from such 2.0% interest, will be proportionately reduced if we issue additional units in the future and our general partner does not contribute a proportionate amount of capital to us in order to maintain its 2.0% general partner interest. Our partnership agreement does not require that our general partner fund its capital contribution with cash. It may instead fund its capital contribution by the contribution to us of common units or other property.
Incentive distribution rights represent the right to receive an increasing percentage (13.0%, 23.0% and 48.0%) of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. Our general partner currently holds the incentive distribution rights, but may transfer these rights separately from its general partner interest, subject to restrictions in our partnership agreement.
The following discussion assumes that our general partner maintains its 2.0% general partner interest, that there are no arrearages on common units and that our general partner continues to own the incentive distribution rights.
If for any quarter:

•	we have distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

•	we have distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;
then, we will distribute any additional available cash from operating surplus for that quarter among the unitholders and our general partner in the following manner:

•	first, 98.0% to all unitholders, pro rata, and 2.0% to our general partner, until each unitholder receives a total of $0.47438 per unit for that quarter (the “first target distribution”);

•	second, 85.0% to all unitholders, pro rata, and 15.0% to our general partner, until each unitholder receives a total of $0.51563 per unit for that quarter (the “second target distribution”);

•	third, 75.0% to all unitholders, pro rata, and 25.0% to our general partner, until each unitholder receives a total of $0.61875 per unit for that quarter (the “third target distribution”); and

•	thereafter, 50.0% to all unitholders, pro rata, and 50.0% to our general partner.
Distributions
We made distributions of $16.1 million, $9.8 million and $11.8 million for years ended December 31, 2012, 2011 and 2010, respectively. We have neither adopted a policy nor were we required to make minimum distributions during the periods presented in these financial statements.
In addition to the distributions described above, in August 2011 we made a special distribution of $33.7 million to AIM Midstream Holdings, participants in our LTIP holding common units and our general partner as described in the December 31, 2011 Annual Report.
The number of units outstanding was as follows:

	December 31,
	2012	2011	2010
	(in thousands)
Limited partner common units	4,639	4,561	5,363
Limited partner subordinated units	4,526	4,526	—
General partner units	185	185	109

The outstanding units noted above reflect the retroactive treatment of the reverse unit split resulting from the recapitalization described above.

Net Income (Loss) per Limited and General Partner Unit	12 Months Ended
Dec. 31, 2012
Net Income (Loss) per Limited and General Partner Unit [Abstract]
Net Income (Loss) per Limited and General Partner Unit
Net Income (Loss) per Limited and General Partner Unit
Net income (loss) is allocated to the general partner and the limited partners (common and subordinated unit holders) in accordance with their respective ownership percentages, after giving effect to incentive distributions paid to the general partner. Basic and diluted net income (loss) per limited partner unit is calculated by dividing limited partners’ interest in net income (loss) by the weighted average number of outstanding limited partner units during the period.

Unvested unit-based payment awards that contain non-forfeitable rights to distributions (whether paid or unpaid) are classified as participating securities and are included in our computation of basic and diluted net income per limited partner unit.
We compute earnings per unit using the two-class method. The two-class method requires that securities that meet the definition of a participating security be considered for inclusion in the computation of basic earnings per unit. Under the two-class method, earnings per unit is calculated as if all of the earnings for the period were distributed under the terms of the partnership agreement, regardless of whether the general partner has discretion over the amount of distributions to be made in any particular period, whether those earnings would actually be distributed during a particular period from an economic or practical perspective, or whether the general partner has other legal or contractual limitations on its ability to pay distributions that would prevent it from distributing all of the earnings for a particular period.
The two-class method does not impact our overall net income or other financial results; however, in periods in which aggregate net income exceeds our aggregate distributions for such period, it will have the impact of reducing net income per limited partner unit. This result occurs as a larger portion of our aggregate earnings, as if distributed, is allocated to the incentive distribution rights of the general partner, even though we make distributions on the basis of available cash and not earnings. In periods in which our aggregate net income does not exceed our aggregate distributions for such period, the two-class method does not have any impact on our calculation of earnings per limited partner unit. We have no dilutive securities, therefore basic and diluted net income per unit are the same.
We determined basic and diluted net income (loss) per general partner unit and limited partner unit as follows, in thousands except per unit amounts:

	Year Ended December 31,
	2012	2011	2010
Net (loss) attributable to general partner and limited partners	$(6,508)	$(11,698)	$(8,644)
Weighted average general partner and limited partner units outstanding(a)(b)	9,298	7,137	5,199
General partner and limited partner (loss) per unit (basic and diluted)	$(0.70)	$(1.64)	$(1.66)
Net (loss) attributable to limited partners	$(6,379)	$(11,465)	$(8,471)
Weighted average limited partner units outstanding(a)(b)	9,113	6,997	5,099
Limited partners’ net (loss) per unit (basic and diluted)	$(0.70)	$(1.64)	$(1.66)
Net (loss) attributable to general partner	$(129)	$(233)	$(173)
Weighted average general partner units outstanding	185	140	99
General partner net (loss) per unit (basic and diluted)	$(0.70)	$(1.66)	$(1.75)

(a)
Includes unvested phantom units with DERs, which are considered participating securities, of 205,864 as of December 31, 2010. The DER’s were eliminated on June 9, 2011. There were no such unvested phantom units with DERs at December 31, 2012 and 2011.

(b)	Gives effect to the reverse unit split as described in Note 13 “Partners’ Capital”.

Long-Term Incentive Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Long-Term Incentive Plan
Long-Term Incentive Plan
Our general partner manages our operations and activities and employs the personnel who provide support to our operations. On November 2, 2009, the board of directors of our general partner adopted an LTIP for its employees, consultants and directors who perform services for it or its affiliates. On May 25, 2010, the board of directors of our general partner adopted an amended and restated LTIP. On July 11, 2012, the board of directors of our general partner adopted a second amended and restated long-term incentive plan that effectively increased available awards by 871,750 units. At December 31, 2012, 2011 and 2010, there were 920,193, 54,827 and 62,246 units, respectively, available for future grant under the LTIP giving retroactive treatment to the reverse unit split described in Note 13 “Partners’ Capital”.
Ownership in the awards is subject to forfeiture until the vesting date. The LTIP is administered by the board of directors of our general partner. The board of directors of our general partner, at its discretion, may elect to settle such vested phantom units with a number of units equivalent to the fair market value at the date of vesting in lieu of cash. Although our general partner has the option to settle in cash upon the vesting of phantom units, our general partner has not historically settled these awards in cash. Although other types of awards are contemplated under the LTIP, the only currently outstanding awards are phantom units without dividend equivalent rights ("DERs").
Generally, grants issued under the LTIP vest in increments of 25% on each grant anniversary date and do not contain any vesting requirements other than continued employment.
Prior to our initial public offering, the fair value of the grants issued was calculated by the general partner based on several valuation models, including: a discounted cash flow ("DCF") model, a comparable company multiple analysis and a comparable recent transaction multiple analysis. As it relates to the DCF model, the model includes certain market assumptions related to future throughput volumes, projected fees and/or prices, expected costs of sales and direct operating costs and risk adjusted discount rates. Both the comparable company analysis and recent transaction analysis contain significant assumptions consistent with the DCF model, in addition to assumptions related to comparability, appropriateness of multiples (primarily based on EBITDA and DCF) and certain assumptions in the calculation of enterprise value.
The following table summarizes our unit-based awards for each of the periods indicated, in units:

	Year Ended
	December 31,
	2012	2011	2010

Outstanding at beginning of period	162,860	205,864	175,236
Granted	38,595	19,414	74,437
Forfeited	(12,517)	—	—
Vested	(98,000)	(62,418)	(43,809)
Outstanding at end of period	90,938	162,860	205,864
Fair value per unit	$14.70 to $21.40	$14.70 to $19.69	$14.70 to $16.15

The fair value of our phantom units, which are subject to equity classification, is based on the fair value of our units at the grant date. Compensation costs related to these awards including amortization, modification costs, DER payments and the cost of the DER buy-out for the years ended December 31, 2011 and 2010 was $3.4 million and $1.7 million, respectively, which is classified as equity compensation expense in the consolidated statement of operations and the non-cash portion in partners’ capital on the consolidated balance sheet. There were no remaining DERs as of or for the year ended December 31, 2012.
In June 2011, certain existing LTIP grant agreements were modified to exclude the DER provision in exchange for a cash payment of $1.5 million which has been included in equity compensation expense in the consolidated statement of operations.
The total fair value of vesting units at the time of vesting was $1.9 million, $1.2 million, and $0.9 million for the years ended December 31, 2012, 2011, and 2010, respectively.
The total compensation cost related to unvested awards not yet recognized at December 31, 2012, 2011, and 2010 was $1.4 million, $2.7 million, and $3.8 million, respectively, and the weighted average period over which this cost is expected to be recognized as of December 31, 2012 is approximately 1.3 years.

Post-Employment Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Post-Employment Benefits
Post-Employment Benefits
As a result of our acquisition from Enbridge, the sponsorship of the AlaTenn VEBA plans were transferred from Enbridge to us effective November 1, 2009. Accordingly, we sponsor a contributory postretirement plan that provides medical, dental and life insurance benefits for qualifying U.S. retired employees (referred to as the “OPEB Plan”).
The tables below detail the changes in the benefit obligation, the fair value of the plan assets and the recorded asset or liability of the OPEB Plan using the accrual method.

	Year ended December 31,
	2012	2011	2010
		(in thousands)
Change in benefit obligation
Obligation, beginning of period	$466	$869	$734
Service cost	4	3	10
Interest cost	18	22	43
Actuarial (gain) loss	22	(367)	112
Benefits paid	(38)	(61)	(30)
Benefit obligation, end of period	$472	$466	$869
Change in plan assets
Fair value of plan assets, beginning of period	$1,432	$1,319	$1,174
Actual return on plan assets	84	99	61
Employer’s contributions	90	90	113
Benefits paid	(54)	(76)	(29)
Fair value of plan assets, end of period	$1,552	$1,432	$1,319
Funded status
Funded status	$1,080	$966	$450

The amounts of plan assets recognized in our consolidated balance sheets were as follows:

	December 31,
	2012	2011	2010
	(in thousands)
Other assets	$1,080	$966	$450
	$1,080	$966	$450

The amounts included in accumulated other comprehensive income at December 31, 2012, 2011 and 2010 that have not been recognized as components of net periodic benefit expenses are $(0.1) million, $0.4 million and $0.1 million, respectively, which relate to net gains (losses).

Components of Net Periodic Benefit Cost and Other amounts Recognized in Other Comprehensive Income

	December 31,
	2012	2011	2010
	(in thousands)
Net Periodic (Benefit) Cost
Service cost	$4	$3	$10
Interest cost	18	22	43
Expected return on plan assets	(67)	(60)	(53)
Amortization of net (gain) loss	(43)	(47)	—
Net periodic (benefit) cost	$(88)	$(82)	$—
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss (gain)	64	(359)	(10)
Total recognized in other comprehensive income	64	(359)	(10)
Total recognized in net periodic benefit cost and other comprehensive income	$(24)	$(441)	$(10)

The estimated net gain that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is less than $0.1 million.
Economic assumptions
The assumptions made in measurement of the projected benefit obligations or assets of the OPEB Plan were as follows:

	December 31,
	2012	2011	2010
Discount rate	3.42%	3.96%	5.50%
Expected return on plan assets	4.50%	4.50%	4.50%

A one percent increase in the assumed medical and dental care trend rate would result in an increase of less than $0.1 million in the accumulated post-employment benefit obligations. A one percent decrease in the assumed medical and dental care trend rate would result in a decrease of less than $0.1 million in the accumulated post-employment benefit obligations.
The above table reflects the expected long-term rates of return on assets of the OPEB Plan on a weighted-average basis. The overall expected rates of return are based on the asset allocation targets with estimates for returns on equity and debt securities based on long term expectations. We believe this rate approximates the return we will achieve over the long-term on the assets of our plans. Historically, we have used a discount rate that corresponds to one or more high quality corporate bond indices as an estimate of our expected long-term rate of return on plan assets for our OPEB Plan assets. For 2012, 2011 and 2010 we selected the discount rate using the Citigroup Pension Discount Curve, or CPDC. The CPDC spot rates represent the equivalent yield on high-quality, zero-coupon bonds for specific maturities. These rates are used to develop a single, equivalent discount rate based on the OPEB Plan’s expected future cash flows.
Expected future benefit payments
The following table presents the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter by the OPEB Plan:

For the year ending	(in thousands)
2013	$41
2014	35
2015	35
2016	32
2017	30
Five years thereafter	135

The expected future benefit payments are based upon the same assumptions used to measure the projected benefit obligations of the OPEB Plan including benefits associated with future employee service.
Future contributions to the Plans
We expect to make contributions of $0.1 million to the OPEB Plan for the year ending December 31, 2013.

Plan assets
The weighted average asset allocation of our OPEB Plan at the measurement date by asset category, which are all classified as Level 1 investments, are as follows:

	December 31,
	2012	2011	2010
Fixed income (a)	72.2%	72.1%	70.7%
Cash and short term assets (b)	27.8%	27.9%	29.3%
Total	100.0%	100.0%	100.0%

(a)	United States government securities, municipal corporate bonds and notes and asset backed securities

(b)	Cash and securities with maturities of one year or less

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Environmental matters
We are subject to federal and state laws and regulations relating to the protection of the environment. Environmental risk is inherent to natural gas pipeline operations and we could, at times, be subject to environmental cleanup and enforcement actions. We attempt to manage this environmental risk through appropriate environmental policies and practices to minimize any impact our operations may have on the environment.
Commitments and contractual obligations
Future non-cancelable commitments related to certain contractual obligations as of December 31, 2012 are presented below:

	Payments Due by Period
	Total	2013	2014	2015	2016	Thereafter
	(in thousands)
Operating leases and service contracts	$2,576	$661	$450	$428	$179	$858
ARO	8,319	—	—	—	7,860	459
Total	$10,895	$661	$450	$428	$8,039	$1,317

For the periods indicated, total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Operating leases	$941	$803	$757
ARO	32	1,393	1,191
	$973	$2,196	$1,948

Bazor Ridge Emissions Matter
In July 2011, in the course of preparing our annual filing for 2010 with the Mississippi Department of Environmental Quality (“MDEQ”) as required by our Title V Air Permit, we determined that we underreported to the MDEQ the SO2 (sulfur dioxide) emissions from the Bazor Ridge plant for 2009 and 2010. In addition, we determined that certain SO2 emissions during 2009 and 2010 exceeded the reportable quantity threshold under the federal Emergency Planning and Community Right-to-Know Act, or EPCRA, requiring notification of various governmental authorities. We did not make any such EPCRA notifications.
In July 2011, we self-reported these issues to the MDEQ and EPA Region IV. In January 2012, we met with EPA Region IV representatives, and have agreed to a settlement with respect to the EPCRA reporting issue. A Consent Agreement and Final Order was executed, which included a civil penalty of $23,010. After discussion with the MDEQ, in February 2012 we submitted an application to amend our Title V Air Permit to account for these SO2 emissions. The MDEQ is currently processing this permit application. In December 2011, EPA Region IV performed an inspection of the plant, and they followed up with an Information Request in May 2012. We have responded to this Information Request and do not anticipate any further action required by the Partnership at this time.
Separation Agreement
For the year ended December 31, 2012, we incurred costs of approximately $0.5 million in relation to a separation agreement with a former officer. As a result of this payment to the former officer pursuant to the separation agreement, we expect to receive insurance proceeds from our insurance carrier of approximately 30% of the amount paid to the former officer.

Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
Employees of our general partner are assigned to work for us. Where directly attributable, the costs of all compensation, benefits expenses and employer expenses for these employees are charged directly by our general partner to American Midstream, LLC which, in turn, charges the appropriate subsidiary. Our general partner does not record any profit or margin for the administrative and operational services charged to us. During the years ended December 31, 2012, 2011, and 2010 administrative and operational services expenses of $12.5 million, $9.6 million and $7.6 million, respectively, were charged to us by our general partner. For the year ended December 31, 2012, our general partner incurred approximately $0.4 million of costs associated with certain business development activities.  If the business development activities result in a project that will be pursued and funded by the Partnership, we will reimburse our general partner for the business development costs related to that project.
Prior to our IPO, we had entered into an advisory services agreement with American Infrastructure MLP Management, L.L.C., American Infrastructure MLP PE Management, L.L.C., and American Infrastructure MLP Associates Management, L.L.C., as the advisors. The agreement provided for the payment of $0.3 million in 2010 and annual fees of $0.3 million plus annual increases in proportion to the increase in budgeted gross revenues thereafter. In exchange, the advisors agreed to provide us services in obtaining equity, debt, lease and acquisition financing, as well as providing other financial, advisory and consulting services. Under this agreement, $0.2 million and $0.3 million had been recorded to selling, general and administrative expenses for the years ended December 31, 2011 and 2010, respectively.
On August 1, 2011 and in connection with our IPO, we terminated the advisory services agreement in exchange for a payment of $2.5 million.

Reporting Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Reporting Segments
Reporting Segments
Our operations are located in the United States and are organized into two reporting segments: (1) Gathering and Processing, and (2) Transmission.
Gathering and Processing
Our Gathering and Processing segment provides “wellhead to market” services to producers of natural gas and oil, which include transporting raw natural gas from the wellhead through gathering systems, treating the raw natural gas, processing raw natural gas to separate the NGLs and selling or delivering pipeline quality natural gas and NGLs to various markets and pipeline systems.
Transmission
Our Transmission segment transports and delivers natural gas from producing wells, receipt points or pipeline interconnects for shippers and other customers, including local distribution companies, or LDCs, utilities and industrial, commercial and power generation customers.
These segments are monitored separately by management for performance and are consistent with internal financial reporting. These segments have been identified based on the differing products and services, regulatory environment and the expertise required for these operations. Gross margin is a performance measure utilized by management to monitor the business of each segment.

The following tables set forth our segment information for the periods indicated:

	Year ended
	December 31,
	2012			2011
	Gathering and Processing	Transmission	Total	Gathering and Processing	Transmission	Total
	(in thousands)
Revenue	$144,722	$52,529	$197,251	$164,493	$66,765	$231,258
Segment gross margin (a)	35,393	13,313	48,706	30,123	13,737	43,860
Realized gain (loss) on early termination of commodity derivatives (b)	—	—	—	(2,998)	—	(2,998)
Unrealized gain (loss) on commodity derivatives (b)	992	—	992	(541)	—	(541)
Direct operating expenses	11,767	5,031	16,798	6,199	5,220	11,419
Selling, general and administrative expenses			14,309			10,800
Advisory services agreement termination fee			—			2,500
Transaction expenses						282
Equity compensation expense			1,783			3,357
Depreciation and accretion expense			21,284			20,449
Gain (loss) on acquisition of assets			—			565
Gain (loss) on involuntary conversion of property, plant and equipment			(1,021)			—
Gain (loss) on sale of assets, net			123			399
Interest expense			4,570			4,508
Gain (loss) on discontinued operations (c)			319			332
Net income (loss)			(6,252)			(11,698)
Less: Net income (loss) attributable to noncontrolling interests			256			—
Net income (loss) attributable to the Partnership			$(6,508)			$(11,698)

	Year ended
	December 31,
	2011			2010
	Gathering and Processing	Transmission	Total	Gathering and Processing	Transmission	Total
	(in thousands)
Revenue	$164,493	$66,765	$231,258	$141,602	$53,485	$195,087
Segment gross margin (a)	30,123	13,737	43,860	23,573	13,524	37,097
Realized gain (loss) on early termination of commodity derivatives (b)	(2,998)	—	(2,998)	—	—	—
Unrealized gain (loss) on commodity derivatives (b)	(541)	—	(541)	(308)	—	(308)
Direct operating expenses	6,199	5,220	11,419	6,478	4,466	10,944
Selling, general and administrative expenses			10,800			7,120
Advisory services agreement termination fee			2,500			—
Transaction expenses			282			303
Equity compensation expense			3,357			1,734
Depreciation and accretion expense			20,449			19,904
Gain (loss) on acquisition of assets			565			—
Gain (loss) on sale of assets, net			399			—
Interest expense			4,508			5,406
Income (loss) on discontinued operations (c)			332			(330)
Net income (loss)			$(11,698)			$(8,644)

(a)
Segment gross margin for our Gathering and Processing segment consists of revenue less purchases of natural gas, NGLs and condensate and COMA. Segment gross margin for our Transmission segment consists of revenue, less purchases of natural gas and COMA. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude construction, operating and maintenance agreement (“COMA”) income. For the year ended December 31, 2012, $0.7 million and $2.7 million in COMA income was excluded from our Gathering and Processing segment gross margin and our Transmission segment gross margin, respectively.

(b)
Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.

(c)	Income (loss) on discontinued operations impacts our Gathering and Processing segment.

Asset information, including capital expenditures, by segment is not included in reports used by our management to monitor our performance and therefore is not disclosed.
The following table summarizes the percentage of revenue earned from those customers in each segment that exceed 10% or greater of the Partnership's consolidated segment revenue for the each of the periods presented below:

	For the year ended December 31,
	2012	2011	2010
Gathering and Processing:
Customer A	40%	55%	34%
Customer B	12%	16%	30%
Customer C	11%	—%	—%
Customer D	—%	—%	10%
Other	37%	29%	26%
Total	100%	100%	100%
Transmission:
Customer E	22%	22%	31%
Customer F	50%	57%	43%
Customer G	10%	—%	10%
Other	18%	21%	16%
Total	100%	100%	100%

Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data
Quarterly Financial Data (Unaudited)
Summarized unaudited quarterly financial data for 2012 and 2011 are as follows:

	First Quarter (a)	Second Quarter	Third Quarter	Fourth Quarter	Total (a)
	(in thousands expect per unit amounts)
Year ended December 31, 2012
Total revenues	$44,857	$43,322	$53,401	$56,663	$198,243
Gross margin (b)	12,560	11,253	12,979	11,914	48,706
Operating income (loss)	2,417	3,077	(2,513)	(4,982)	(2,001)
Net income (loss) from continuing operations	1,660	2,252	(4,014)	(6,469)	(6,571)
Income (loss) from discontinued operations	31	75	(12)	225	319
Net income (loss) attributable to noncontrolling interest	—	—	249	7	256
Net income (loss) attributable to the Partnership	1,691	2,327	(4,275)	(6,251)	(6,508)
General partner’s interest in net income (loss)	34	46	(85)	(124)	(129)
Limited partners’ interest in net income (loss)	$1,657	$2,281	$(4,190)	$(6,127)	$(6,379)
Limited partners’ income (loss) per unit
Income (loss) from continuing operations	$0.18	$0.24	$(0.46)	$(0.69)	(0.73)
Income (loss) from discontinued operations	—	0.01	—	0.02	0.03
Net income (loss)	$0.18	$0.25	$(0.46)	$(0.67)	$(0.70)
Year ended December 31, 2011
Total revenues	$59,413	$61,100	$53,665	$53,541	$227,719
Gross margin	11,697	10,119	9,227	12,817	43,860
Operating income (loss)	(2,399)	(2,938)	(3,405)	1,220	(7,522)
Net income (loss) from continuing operations	$(3,663)	$(4,219)	$(4,197)	$49	$(12,030)
Income (loss) from discontinued operations	$153	$37	$30	$112	$332
Net income (loss)	$(3,510)	$(4,182)	$(4,167)	$161	$(11,698)
General partner’s interest in net income (loss)	(70)	(84)	(83)	4	(233)
Limited partners’ interest in net income (loss)	$(3,440)	$(4,098)	$(4,084)	$157	$(11,465)
Limited partners’ income (loss) per unit
Income (loss) from continuing operations	(0.64)	(0.75)	(0.53)	0.01	(1.69)
Income (loss) from discontinued operations	0.03	0.01	—	0.02	0.05
Net income (loss)	$(0.61)	$(0.74)	$(0.53)	$0.03	$(1.64)

(a)
During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense.  Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.

(b)	For a definition of gross margin and a reconciliation to its mostly directly comparable financial measure calculated and presented in accordance with GAAP, please read Note 19 "Reporting Segments".

Subsidiary Guarantors	12 Months Ended
Dec. 31, 2012
Subsidiary Guarantors [Abstract]
Subsidiary Guarantors
Subsidiary Guarantors

The Partnership filed a registration statement on Form S-3 with the SEC to register, among other securities, debt securities, which was effective in the fourth quarter of 2012. The subsidiaries of the Partnership (the "Subsidiaries") are co-registrants with the Partnership, and the registration statement registers guarantees of debt securities by one or more of the Subsidiaries (other than American Midstream Finance Corporation, a 100% owned subsidiary of the Partnership whose sole purpose is to act as co-issuer of such debt securities). The financial position and operations of the co-issuer are minor and therefore have been included with the Parent's financial information. As of June 30, 2012, the Subsidiaries were 100% owned by the Partnership and any guarantees by the Subsidiaries will be full and unconditional. As of December 31, 2012, the Subsidiaries have an investment in the non-guarantor subsidiaries equal to an 87.4% undivided interest in its Chatom system. The Partnership has no assets or operations independent of the Subsidiaries, and there are no significant restrictions upon the ability of the Subsidiaries to distribute funds to the Partnership. In the event that more than one of the Subsidiaries provide guarantees of any debt securities issued by the Partnership, such guarantees will constitute joint and several obligations. None of the assets of the Partnership or the Subsidiaries represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act of 1933, as amended. For purposes of the following condensed consolidating financial information, the Partnership's investments in its Subsidiaries and the guarantor subsidiaries' investment in its 87.4% undivided interest in the Chatom system are presented in accordance with the equity method of accounting. The financial information may not necessarily be indicative of the financial position, results of operations, or cash flows had the subsidiary guarantors operated as independent entities. Condensed consolidating financial information for the Partnership, its combined guarantor subsidiaries and non-guarantor subsidiary as of December 31, 2012 and for the year ended is as follows:

	Balance Sheet
	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$1	$575	$—	$—	$576
Accounts receivable	—	1,612	346	—	1,958
Unbilled revenue	—	18,102	3,410	—	21,512
Risk management assets	—	969	—	—	969
Other current assets	—	2,967	259	—	3,226
Total current assets	1	24,225	4,015	—	28,241
Property, plant and equipment, net	—	165,001	58,818	—	223,819
Investment in subsidiaries	80,164	51,613	—	(131,777)	—
Other assets, net	—	4,636	—	—	4,636
Total assets	$80,165	$245,475	$62,833	$(131,777)	$256,696

Liabilities and Partners’ Capital
Current liabilities
Accounts payable	$—	$5,100	$427	$—	$5,527
Accrued gas purchases	—	14,606	2,428	—	17,034
Accrued expenses and other current liabilities	—	9,150	469	—	9,619
Total current liabilities	—	28,856	3,324	—	32,180
Other liabilities	—	8,170	458	—	8,628
Long-term debt	—	128,285	—	—	128,285
Total liabilities	—	165,311	3,782	—	169,093
Partners' capital
Total partners' capital	80,165	80,164	51,613	(131,777)	80,165
Noncontrolling interest	—	—	7,438	—	7,438
Total equity	80,165	80,164	59,051	(131,777)	87,603
Total liabilities and equity	$80,165	$245,475	$62,833	$(131,777)	$256,696

	Statement of Operations
	Year ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Revenue	$—	$172,977	$25,441	$(1,167)	$197,251
Unrealized gains (loss) on commodity derivatives	—	992	—	—	992
Total revenue	—	173,969	25,441	(1,167)	198,243
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	126,649	19,690	(1,167)	145,172
Direct operating expenses	—	13,895	2,903	—	16,798
Selling, general and administrative expenses	—	14,309	—	—	14,309
Equity compensation expense	—	1,783	—	—	1,783
Depreciation and accretion expense	—	20,474	810	—	21,284
Total operating expenses	—	177,110	23,403	(1,167)	199,346
Gain (loss) on involuntary conversion of property, plant and equipment	—	(1,021)	—	—	(1,021)
Gain (loss) on sale of assets, net	—	123	—	—	123
Operating income (loss)	—	(4,039)	2,038	—	(2,001)
Other income (expenses):
Earnings from consolidated affiliates	(6,509)	1,781	—	4,728	—
Interest expense	—	(4,570)	—	—	(4,570)
Net income (loss) from continuing operations	(6,509)	(6,828)	2,038	4,728	(6,571)
Income from discontinued operations	—	319	—	—	319
Net income (loss)	(6,509)	(6,509)	2,038	4,728	(6,252)
Net income (loss) attributable to noncontrolling interests	—	—	256	—	256
Net income (loss) attributable to the Partnership	$(6,509)	$(6,509)	$1,782	$4,728	$(6,508)

	Statement of Cash Flows
	Year ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Net cash provided (used) in operating activities	$—	$16,310	$2,038	$—	$18,348
Cash flows from investing activities
Cost of acquisition, net of cash acquired	—	(51,377)	—	—	(51,377)
Additions to property, plant and equipment	—	(10,870)	(835)	—	(11,705)
Proceeds from disposals of property, plant and equipment	—	128	—	—	128
Proceeds from property damage insurance recoveries	—	527	—	—	527
Net contributions from affiliates	16,057	—	—	(16,057)	—
Net cash provided (used) in investing activities	16,057	(61,592)	(835)	(16,057)	(62,427)
Cash flows from financing activities
Net distributions to affiliates	—	(15,079)	(978)	16,057	—
Unit holder contributions	13	—	—	—	13
Unit holder distributions	(16,070)	—	—	—	(16,070)
Net distributions to noncontrolling interest owners	—	—	(225)	—	(225)
LTIP tax netting unit repurchase	—	(385)	—	—	(385)
Deferred debt issuance costs	—	(1,564)	—	—	(1,564)
Payments on long-term debt	—	(59,230)	—	—	(59,230)
Borrowings on long-term debt	—	121,245	—	—	121,245
Net cash provided (used) in financing activities	(16,057)	44,987	(1,203)	16,057	43,784
Net increase (decrease) in cash and cash equivalents	—	(295)	—	—	(295)
Cash and cash equivalents
Beginning of period	1	870	—	—	871
End of period	$1	$575	$—	$—	$576
Supplemental cash flow information
Interest payments	$—	$3,185	$—	$—	$3,185
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	$—	$6,968	$—	$—	$6,968
Increase (decrease) in receivables for reimbursable construction in progress projects	$—	$141	$—	$—	$141

Liquidity (Notes)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Liquidity
Liquidity
We are required to comply with certain financial covenants and ratios in our credit facility. As of December 31, 2012, the total leverage ratio test, one of the primary financial covenants that we are required to maintain under our credit facility, was not to exceed 4.50 times. At December 31, 2012, our total indebtedness was approximately $130.9 million, which caused our total leverage to EBITDA ratio to be approximately 5.70-to-1. As a result, on December 26, 2012, the Partnership entered into the Third Amendment and Waiver to Credit Agreement, dated as of December 26, 2012 (the “Third Amendment”). The Third Amendment provided for a waiver of the Partnership's compliance with the Consolidated Total Leverage Ratio with respect to the quarter ending December 31, 2012 and for one month thereafter. The Third Amendment also requires the Partnership to provide certain financial and operating information of the Partnership on a monthly basis for 2013 and for any month after 2013 in which the Consolidated Total Leverage Ratio of the Partnership is in excess of 4.00 to 1.00. The remaining material terms and conditions of the senior secured revolving credit facility, including pricing, maturity and covenants, remained unchanged by the Third Amendment.
On January 24, 2013, the Partnership entered into the second waiver to the credit facility that extended the waiver period with respect to the Consolidated Total Leverage Ratio to March 31, 2013 (and subsequently extended to April 16, 2013). Additional covenants during the waiver period included i) total outstanding borrowings under the credit facility shall not exceed $150,000,000; ii) restrictions on certain acquisitions; iii) an increase to the Eurodollar rate by 0.50%; iv) additional fees of 0.125% of the principal amount on each of February 28, 2013 and March 31, 2013; and v) execution of a compliance certificate.
On April 15, 2013, we repaid approximately $12.5 million in outstanding borrowings under the credit agreement and entered into the Fourth Amendment in connection with the ArcLight Transaction (see Note 23 - Subsequent Events for further information). As a result, we had approximately $130 million of outstanding borrowings as of April 15, 2013 and approximately $45 million of available borrowing capacity as a result of the reduction of our borrowing capacity to a total of $175 million as described below. Until June 30, 2013, we will not be required to meet a Consolidated Leverage Ratio under our June 2012 amended credit facility. We expect that we will have availability under our June 2012 amended credit facility and be able to meet the Fourth Amendment's Consolidated Leverage Ratio once it is reinstated on June 30, 2013, but there can be no assurance that will be the case or what that availability might be. Under the terms of the Fourth Amendment:

•	Permits the consummation of the ArcLight Transactions and the PIK Distribution according to the terms of the Amended Partnership Agreement;

•
On October 1, 2013, the aggregate commitments of the lenders under the credit agreement will be reduced to $175 million unless before such date AIM Midstream Holdings makes an equity contribution to the Partnership of $12.5 million that is used to repay borrowings under the credit facility by October 1, 2013;

•
The total outstanding borrowings under the credit agreement are limited to $175 million until such equity contribution by AIM Midstream Holdings and debt repayment has occurred, at which time the maximum permitted borrowings under the credit agreement will be raised to $200 million;

•	The margins relating to our (i) Eurodollar-based loans range from 2.50% to 4.75% depending on the Consolidated Total Leverage ratio then in effect, and (ii) base rate loans range from 1.5% to 3.75%;

•	The definition of Consolidated Total Indebtedness will not include the Series A Preferred Units or certain unsecured surety bonds relating to the High Point Assets;

•	The definition of Consolidated EBITDA (the consolidated EBITDA for the quarters ending June 30 and September 30, 2013 will be annualized for purposes of the Consolidated Total Leverage Ratio) will:

◦	include, on a pro forma basis, the consolidated EBITDA of the High Point Subsidiaries as if they were owned by the Partnership beginning on January 1, 2013;

◦	exclude any insurance proceeds attributable to any event occurring prior to January 1, 2013; and

◦	exclude any one-time, non-recurring transaction expenses of the Partnership incurred in connection with the ArcLight Transactions or the Fourth Amendment.

•
Starting with the quarter ending March 31, 2013 and ending with the quarter ending December 31, 2013, unless the Partnership has permanently canceled at least 20% of the number of subordinated units outstanding on April 15, 2013, the Partnership must reduce any quarterly cash distribution on either its subordinated units or Series A Preferred Units (at the Partnership's election) by an aggregate of $0.4 million per quarter, and such reduction may not be replaced by in-kind distributions of Partnership securities;

•	The maximum Consolidated Total Leverage Ratio permitted as of the end of any fiscal quarter cannot exceed the ratio set forth below:

Fiscal Quarter Ending	Consolidated Total Leverage Ratio
June 30, 2013	5.90:1.00
September 30, 2013	5.90:1.00
December 31, 2013	5.75:1.00
March 31, 2014	5.75:1.00
June 30, 2014	5.75:1.00
September 30, 2014	5.50:1.00
December 31, 2014	5.25:1.00
March 31, 2015 and each fiscal quarter thereafter	4.50:1.00

•
The Partnership agrees to cooperate with and pay the fees and expenses incurred by Bank of America, N.A., the administrative agent for the credit agreement, in connection with its engagement of FTI Consulting to advise and assist it in an assessment of the Partnership's financial condition; and

•
The lenders permanently waived the Partnership's failure to comply with covenants relating to the Partnership's Consolidated Total Leverage Ratio for the quarters ended December 31, 2012 and March 31, 2013. As of April 15, 2013, we had approximately $130 million of outstanding borrowings and approximately $45 million of available borrowing capacity as a result of the reduction of our borrowing capacity to a total of $175 million as described herein. Until June 30, 2013, we will not be required to meet a Consolidated Leverage Ratio under our June 2012 amended credit facility. We expect that we will have availability under our June 2012 amended credit facility and be able to meet the Fourth Amendment's Consolidated Leverage Ratio once it is reinstated on June 30, 2013, but there can be no assurance that will be the case or what that availability might be.

We depend on our June 2012 amended credit facility for future capital needs and may use it to fund a portion of cash distributions to unitholders, as necessary, depending on the level of our operating cashflow. The Partnership believes that the consummation of the ArcLight Transactions will allow it to maintain compliance with the Consolidated Total Leverage to EBTIDA ratio in the Fourth Amendment for a period of at least the next twelve months from the date of the Annual Report on Form 10-K. However, no assurances can be given that the ArcLight Transactions will achieve the necessary ratios or that the contributed business can yield the necessary cash flows. If the foregoing does not occur and we are not able to generate sufficient cash flows from operations to maintain compliance with the financial covenants in the Fourth Amendment and we are not able enter into an agreement to refinance or obtain covenant default waivers the debt could become due and payable upon acceleration by the lenders in our banking group and other agreements with cross-default provisions could become due. In addition, failure to comply with any of the covenants under our Fourth Amendment could adversely affect our ability to fund ongoing operations and growth capital requirements as well as our ability to pay distributions to our unitholders.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Distribution
On January 25, 2013, we announced a distribution of $0.4325 per unit payable on February 14, 2013 to unitholders of record on February 7, 2013.
ArcLight Transactions
Purchase Agreement
On April 15, 2013, AIM Midstream Holdings and High Point entered into a Purchase Agreement, pursuant to which High Point purchased from AIM Midstream Holdings all of the Partnership's 4,526,066 subordinated units and 90% of the limited liability company interests in our general partner. The transactions contemplated by the Purchase Agreement were consummated on April 15, 2013. Of the cash consideration paid to AIM Midstream Holdings, $12.5 million is being held in escrow until its release upon satisfaction of certain conditions.
Contribution Agreement
On April 15, 2013, the Partnership and High Point entered into a Contribution Agreement, pursuant to which High Point contributed to us 100% of the limited liability company interests in certain of its subsidiaries that own midstream assets located in southern and offshore Louisiana (the “High Point Assets”) and $15.0 million in cash in exchange for 5,142,857 newly issued Series A Preferred Units. Of the $15.0 million cash consideration paid by High Point, approximately $2.5 million was used to pay certain transaction expenses of High Point, and the remaining approximately $12.5 million was used to repay borrowings outstanding under the Partnership's credit facility in connection with the Fourth Amendment. The transactions contemplated by the Contribution Agreement were consummated on April 15, 2013.
Third Amended & Restated Agreement of Limited Partnership
On April 15, 2013, our general partner amended our partnership agreement with the Third Amended & Restated Agreement of Limited Partnership (the “Amended Partnership Agreement”) providing for the creation and designation of the rights, preferences, terms and conditions of the Series A Preferred Units.
Under the terms of the Amended Partnership Agreement, commencing with the quarter ending on June 30, 2013 and ending with the earlier of the quarter that includes a conversion of the Series A Preferred Units and the quarter beginning October 1, 2014 (the “Coupon Conversion Quarter”), the Series A Preferred Units will each receive quarterly distributions (the “Series A Quarterly Distributions”) in an amount equal to (i) 0.01428571 of additional Series A Preferred Units (subject to customary anti-dilution adjustments) (the "PIK Distribution") and (ii) $0.25 in cash (with the additional Series A Preferred Units and cash portion relating to the quarter ending June 30, 2013 being prorated based on the number of days in such quarter that follow the date on which the Series A Preferred Units were issued). Commencing with the Coupon Conversion Quarter, the Series A Preferred Units will receive the Series A Quarterly Distributions in an amount equal to the greater of (a) the amount of aggregate distributions that would be payable had such Series A Preferred Units converted into Common Units and (b) a fixed rate of 0.023571428 multiplied by the conversion price, which will initially be $17.50 per Series A Preferred Unit (subject to customary anti-dilution adjustments) (the “Conversion Price”), paid in arrears within 45 days after the end of each quarter and prior to distributions with respect to the Common Units and Subordinated units. The record date for the determination of holders entitled to receive Series A Quarterly Distributions will be the same as the record date for determination of Common Unit holders entitled to receive quarterly distributions.
If we fail to pay in full any Series A Quarterly Distribution, the amount of such unpaid distribution will accrue, accumulate and bear interest at a rate of 6.0% per annum from the first day of the quarter immediately following the quarter for which such distribution is due until paid in full.
The Series A Preferred Units have voting rights that are identical to the voting rights of the Common Units and will vote with the Common Units as a single class, with each Series A Preferred Unit entitled to one vote for each Common Unit into which such Series A Preferred Unit is convertible. The Series A Preferred Units also have separate class voting rights on any matter, including a merger, consolidation or business combination, that adversely affects, amends or modifies any of the rights, preferences, privileges or terms of the Series A Preferred Units. Moreover, the general partner may not take any of the following actions without the prior written consent of High Point or any of its affiliates, as long as High Point or such affiliates together hold at least 50% of the Series A Preferred Units and Subordinated Units held by High Point immediately following the issuance of the Series A Preferred Units on April 15, 2013:

•
cause or permit us to invest in, or dispose of, the equity securities or debt securities of any person or otherwise acquire or dispose of any interest in any person, to acquire or dispose of interest in any joint venture or partnership or any similar arrangement with any person, or to acquire or dispose of assets of any person, or to make any capital expenditure (other than maintenance capital expenditures), or to make any loan or advance to any person if the total consideration (including cash, equity issued and debt assumed) paid or payable, or received or receivable, by us exceeds $15,000,000 in any one or series of related transactions or in the aggregate exceeds $50,000,000 in any twelve-month period;

•
cause or permit us to (i) incur, create or guarantee any indebtedness that exceeds (x) $75,000,000 in any one or series of related transactions to the extent the proceeds of such financing are used to refinance our existing indebtedness, or (y) $25,000,000 in any twelve-month period to the extent such indebtedness increases our aggregate indebtedness or (ii) incur, create or guarantee any indebtedness with a yield to maturity exceeding ten percent (10)%;

•	authorize or permit the purchase, redemption or other acquisition of Partnership interests (or any options, rights, warrants or appreciation rights relating to the Partnership interests) by us;

•
select or dismiss, or enter into any employment agreement or amendment of any employment agreement of, the chief executive officer and the chief financial officer of the Partnership or its subsidiary, American Midstream, LLC;

•
enter into any agreement or effect any transaction between us or any of our subsidiaries, on the one hand, and any affiliate of the Partnership or the general partner, on the other hand, other than any transaction in the ordinary course of business and determined by the board of directors of the general partner to be on an arm's length basis; or

•	cause or permit us or any of our subsidiaries to enter into any agreement or make any commitment to do any of the foregoing.
The Series A Preferred Units are convertible in whole or in part into Common Units at any time after January 1, 2014 or, prior to that date, with the consent of the required lenders under the June 2012 amended credit agreement, at the holder's election. The number of Common Units into which a Series A Preferred Unit is convertible will be an amount equal to (i) the sum of $17.50 and all accrued and accumulated but unpaid distributions, divided by (ii) the Conversion Price, which will initially be $17.50 per Series A Preferred Unit (subject to customary anti-dilution adjustments) (the “Conversion").
In the event that the Partnership issues, sells or grants any Common Units or convertible securities at an indicative per Common Unit price that is less than $17.50 (subject to customary anti-dilution adjustments), then the Conversion Rate will be adjusted according to a formula to provide an increase in the number of Common Units into which Series A Preferred Units are convertible.
Prior to the consummation of any recapitalization, reorganization, consolidation, merger, spin-off or other business combination in which the holders of Common Units are to receive securities, cash or other assets (a “Partnership Event”), we are obligated to make an irrevocable written offer, subject to consummation of the Partnership Event, to each holder of Series A Preferred Units to redeem all (but not less than all) of such holder's Series A Preferred Units for a price per Series A Preferred Unit payable in cash equal to the greater of:

•	the sum of $17.50 and all accrued and accumulated but unpaid distributions for each Series A Preferred Unit; and

•	an amount equal to the product of:
(i) the number of Common Units into which each Series A Preferred Unit is convertible; and
(ii) the sum of:
(A) the cash consideration per Common Unit to be paid to the holders of Common Units pursuant to the Partnership Event, plus
(B) the fair market value per Common Unit of the securities or other assets to be distributed to the holders of the Common Units pursuant to the Partnership Event.
Upon receipt of such a redemption offer from us, each holder of Series A Preferred Units may elect to receive such cash amount or a preferred security issued by the person surviving or resulting from such Partnership Event and containing provisions substantially equivalent to the provisions set forth in the Amended Partnership Agreement with respect to the Series A Preferred Units without material abridgement.
Upon any liquidation and winding up of the Partnership or the sale of substantially all of the assets of the Partnership, the holders of Series A Preferred Units generally will be entitled to receive, in preference to the holders of any of the Partnership's other securities, an amount equal to the sum of the $17.50 multiplied by the number of Series A Preferred Units owned by such holders, plus all accrued but unpaid distributions on such Series A Preferred Units.
Change of Control of the General Partner and the Partnership
Through the acquisition of the 90% interest in our general partner, the acquisition of all of our 4,526,066 subordinated units and the issuance of the 5,142,857 Series A Units, High Point acquired control of our general partner and a majority of our outstanding limited partnership interests.

Organization and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
Nature of business
American Midstream Partners, LP (the “Partnership”) was formed on August 20, 2009 (“date of inception”) as a Delaware limited partnership for the purpose of acquiring and operating certain natural gas pipeline and processing businesses. We provide natural gas gathering, treating, processing, fractionating, marketing and transportation services primarily in the Gulf Coast and Southeast regions of the United States. We hold our assets in a series of wholly owned limited liability companies as well as a limited partnership. Our capital accounts consist of general partner interests and limited partner interests.
Our interstate natural gas pipeline assets transport natural gas through the Federal Energy Regulatory Commission (“FERC”) regulated interstate natural gas pipelines in Louisiana, Mississippi, Alabama and Tennessee. Our interstate pipelines include:

•
American Midstream (Midla), LLC, which owns and operates approximately 370 miles of interstate pipeline that runs from the Monroe gas field in northern Louisiana south through Mississippi to Baton Rouge, Louisiana.

•
American Midstream (AlaTenn), LLC, which owns and operates approximately 295 miles of interstate pipeline that runs through the Tennessee River Valley from Selmer, Tennessee to Huntsville, Alabama and serves an eight-county area in Alabama, Mississippi and Tennessee.

Basis of Presentation
Basis of presentation
The accompanying financial statements and related notes present our consolidated financial position as of December 31, 2012 and 2011, and results of operations, comprehensive income, changes in partners' capital and noncontrolling interest, and cash flows for the years ended December 31, 2012, 2011 and 2010.
We have prepared the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include accounts of American Midstream Partners, LP and its controlled subsidiaries. All significant inter-company accounts and transactions have been eliminated in the preparation of the accompanying consolidated financial statements. We have made reclassifications to amounts reported in prior period consolidated financial statements to conform with current year presentation. These reclassifications did not have an impact on net income for the period previously reported.
The results of operations for acquisitions accounted for as business combinations have been included in the consolidated financial statements since their respective acquisition dates (see Note 2).

Consolidation Policy
Consolidation policy
Our consolidated financial statements include our accounts and those of our subsidiaries in which we have a controlling interest. We hold an undivided interest in the Burns Point gas processing facility in which we are responsible for our proportionate share of the costs and expenses of the facility. Our consolidated financial statements reflect our proportionate share of the revenues, expenses, assets and liabilities of this undivided interest. In July 2012, the Partnership acquired a 87.4% undivided interest in the Chatom Processing and Fractionation facility (the "Chatom system"). Our consolidated financial statements reflect the accounts of the Chatom system since acquisition, and the interests in the Chatom system held by non-affiliated working interest owners are reflected as noncontrolling interests in the Partnership's consolidated financial statements.

Use of Estimates
Use of estimates
When preparing financial statements in conformity with GAAP, management must make estimates and assumptions based on information available at the time. These estimates and assumptions affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosures of contingent assets and liabilities as of the date of the financial statements. Estimates and judgments are based on information available at the time such estimates and judgments are made. Adjustments made with respect to the use of these estimates and judgments often relate to information not previously available. Uncertainties with respect to such estimates and judgments are inherent in the preparation of financial statements. Estimates and judgments are used in, among other things (1) estimating unbilled revenues, product purchases and operating and general and administrative costs, (2) developing fair value assumptions, including estimates of future cash flows and discount rates, (3) analyzing long-lived assets for possible impairment, (4) estimating the useful lives of assets and (5) determining amounts to accrue for contingencies, guarantees and indemnifications. Actual results, therefore, could differ materially from estimated amounts.

Accounting for Regulated Operations
Accounting for regulated operations
Certain of our natural gas pipelines are subject to regulations by FERC. FERC exercises statutory authority over matters such as construction, transportation rates we charge and our underlying accounting practices and ratemaking agreements with customers. Accordingly, we record costs that are allowed in the ratemaking process in a period different from the period in which the costs would be charged to expense by a non-regulated entity. Also, we record assets and liabilities that result from the regulated ratemaking process that would be recorded under GAAP for our regulated entities. As of December 31, 2012 and 2011, we had no such material regulatory assets or liabilities.

Revenue Recognition and the Estimation of Revenues and Cost of Natural Gas
Revenue recognition and the estimation of revenues and cost of purchases
We recognize revenue when all of the following criteria are met: (1) persuasive evidence of an exchange arrangement exists, (2) delivery has occurred or services have been rendered, (3) the price is fixed or determinable, and (4) collectability is reasonably assured. We record revenue and cost of product sold on a gross basis for those transactions where we act as the principal and take title to natural gas, natural gas liquids ("NGLs") or condensates that are purchased for resale. When our customers pay us a fee for providing a service such as gathering, treating or transportation, we record those fees separately in revenues. We have the following arrangements:

Fee-based
Under these arrangements, we generally are paid a fixed fee for gathering and transporting natural gas. Fee-based revenues, which are included in sales of natural gas, NGLs and condensate, are recorded when services have been provided, and collectability of the revenue is reasonably assured.
Percent-of-proceeds, or POP
Under these arrangements, we generally gather raw natural gas from producers at the wellhead or other supply points, transport it through our gathering system, process it and sell the residue natural gas and NGLs at market prices. Where we provide processing services at the processing plants that we own, or obtain processing service for our own account under our own elective processing arrangements we typically retain and sell a percentage of the residue natural gas and resulting NGLs. We recognize percent-of-proceeds contract revenue, which is included in sales of natural gas, NGLs and condensate, when the natural gas, NGLs or condensate is sold to a purchaser at a fixed or determinable price, delivery has occurred and title has transferred, and collectability of the revenue is reasonably assured.
Fixed-margin
Under these arrangements, we purchase natural gas from producers or suppliers at receipt points on our systems at an index price less a fixed transportation fee and simultaneously sell an identical volume of natural gas at delivery points on our systems at the same, undiscounted index price. We recognize revenue from fixed-margin contracts, which is included in sales of natural gas, NGLs and condensate, when the natural gas is sold to a purchaser at a fixed or determinable price, delivery has occurred and title has transferred and collectability of the revenue is reasonably assured.
Firm transportation
Under arrangements to provide firm transportation service, we are obligated to transport natural gas nominated by the shipper up to the maximum daily quantity specified in the contract. In exchange for that obligation on our part, the shipper pays a specified reservation charge, whether or not they utilize the capacity. In most cases, the shipper also pays a variable use charge with respect to quantities actually transported by us. Firm transportation revenue is recorded when products are delivered, services have been provided and collectability of the revenue is reasonably assured.

Interruptible transportation
Under arrangements to provide interruptible transportation service, we are only obligated to transport natural gas nominated by the shipper to the extent we have available capacity. For this service the shipper pays no reservation charge but pays a variable use charge for quantities actually shipped. Interruptible transportation revenue is recorded when products are delivered, services have been provided and collectability of revenue is reasonably assured.
Interest in the Burns Point Plant
We account for our interest in the Burns Point Plant using the proportionate consolidation method. Under this method, we include in our consolidated statement of operations our value of plant revenues taken in-kind and plant expenses reimbursed to the operator.

Cash and Cash Equivalents
Cash and cash equivalents
We consider all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value because of the short term to maturity of these investments.

Allowance for Doubtful Accounts
Allowance for doubtful accounts
We establish provisions for losses on accounts receivable when we determine that we will not collect all or part of an outstanding balance. Collectability is reviewed regularly and an allowance is established or adjusted, as necessary, using the specific identification method. As of December 31, 2012 and 2011, the Partnership recorded no allowances for losses on accounts receivable.

Inventory
Inventory
Inventory includes NGL product inventory. The Partnership records all product inventories at the lower of cost or market (“LCM”), which is determined on a weighted average basis and included within Other current assets on the consolidated balance sheets.

Operational Balancing Agreements and Natural Gas Imbalances
Operational balancing agreements and natural gas imbalances
To facilitate deliveries of natural gas and provide for operational flexibility, we have operational balancing agreements in place with other interconnecting pipelines. These agreements ensure that the volume of natural gas a shipper schedules for transportation between two interconnecting pipelines equals the volume actually delivered. If natural gas moves between pipelines in volumes that are more or less than the volumes the shipper previously scheduled, a natural gas imbalance is created. The imbalances are settled through periodic cash payments or repaid in-kind through future receipt or delivery of natural gas. Natural gas imbalances are recorded as gas imbalances and classified within other current assets or other current liabilities on our consolidated balance sheets based on the market value.

Property, Plant and Equipment
Property, plant and equipment
We capitalize expenditures related to property, plant and equipment that have a useful life greater than one year for (1) assets purchased or constructed; (2) existing assets that are replaced, improved, or the useful lives of which have been extended; and (3) all land, regardless of cost. Maintenance and repair costs, including any planned major maintenance activities, are expensed as incurred.
We record property, plant, and equipment at its original cost, which we depreciate on a straight-line basis over its estimated useful life. Our determination of the useful lives of property, plant and equipment requires us to make various assumptions, including the supply of and demand for hydrocarbons in the markets served by our assets, normal wear and tear of the facilities, and the extent and frequency of maintenance programs. We record depreciation using the group method of depreciation, which is commonly used by pipelines, utilities and similar assets.
The Partnership calculated the fair value of net assets acquired from Quantum Resources Management, LLC in July 2012 with the assistance of an independent third party valuation firm. These valuations were performed primarily using a discounted cash flow model that included certain market assumptions related to future throughput discount rates. We created the projections and reviewed the calculations, assumptions and valuation methodology used to determine the fair value of the assets acquired. We determined the final fair values to assign to the assets and liabilities in determining the purchase price allocation and had sole responsibility for those items in the financial statements.

Impairment of Long-Lived Assets
Impairment of long lived Assets
We evaluate the recoverability of our property, plant and equipment when events or circumstances such as economic obsolescence, business climate, legal and other factors indicate we may not recover the carrying amount of the assets. We continually monitor our business, the market, and business environment to identify indicators that could suggest an asset may not be recoverable. We evaluate the asset for recoverability by estimating the undiscounted future cash flows expected to be derived from operating the asset as a going concern. These cash flow estimates require us to make projections and assumptions for many years into the future for pricing, demand, competition, operating cost, contract renewals, and other factors. We recognize an impairment loss when the carrying amount of the asset exceeds its fair value as determined by quoted market prices in active markets or present value techniques. The determination of the fair value using present value techniques requires us to make projections and assumptions regarding future cash flows and weighted average cost of capital. Any changes we make to these projections and assumptions could result in significant revisions to our evaluation of the recoverability of our property, plant and equipment and the recognition of an impairment loss in our consolidated statements of income. No impairment losses were recognized during the years ended December 31, 2012, 2011 and 2010.

Income Taxes
Income taxes
We are not a taxable entity for U.S. federal income tax purposes or for the majority of states that impose an income tax. Taxes on our net income generally are borne by our unitholders through the allocation of taxable income. Our tax expense results from the enactment of state income tax laws by the State of Texas that apply to entities organized as partnerships and is included in selling, general and administrative expenses in the consolidated statements of operations. The Texas margin tax is computed on our modified gross margin and was not significant for each of the years ended December 31, 2012, 2011 and 2010.
Net income for financial statement purposes may differ significantly from taxable income allocable to unitholders as a result of differences between the tax basis and financial reporting basis of assets and liabilities and the taxable income allocation requirement under our partnership agreement. The aggregate difference in the basis of our net assets for financial and tax reporting purposes cannot be readily determined because information regarding each partner’s tax attributes in us is not available.

Commitments, Contingencies and Enciornmental Liabilities
Commitments, contingencies and environmental liabilities
We expense or capitalize, as appropriate, expenditures for ongoing compliance with environmental regulations that relate to past or current operations. We expense amounts we incur from the remediation of existing environmental contamination caused by past operations that do not benefit future period by preventing or eliminating future contamination. We record liabilities for environmental matters when assessments indicate that remediation efforts are probable and the costs can be reasonably estimated. Estimates of environmental liabilities are based on currently available facts, existing technology and presently enacted laws and regulation taking into consideration the likely effects of inflation and other factors. These amounts also take into account our prior experience in remediating contaminated sites, other companies’ clean-up experience and data released by government organizations. Our estimates are subject to revision in future periods based on actual cost or new information. We evaluate recoveries from insurance coverage separately from the liability and, when recovery is probable, we record an asset separately from the associated liability in our consolidated financial statements.
We recognize liabilities for other commitments and contingencies when, after fully analyzing the available information, we determine it is either probable that an asset has been impaired or that a liability has been incurred and the amount of impairment or loss can be reasonably estimated. When a range of probable loss can be estimated, we accrue the most likely amount or if no amount in more likely than another, we accrue the minimum of the range of probable loss. We expense legal costs associated with loss contingencies as such costs are incurred.
We have legal obligations requiring us to decommission our offshore pipeline systems at retirement. In certain rate jurisdictions, we are permitted to include annual charges for removal costs in the regulated cost of service rates we charge our customers. Additionally, legal obligations exist for a minority of our offshore right-of-way agreements due to requirements or landowner options to compel us to remove the pipe at final abandonment. Sufficient data exists with certain onshore pipeline systems to reasonably estimate the cost of abandoning or retiring a pipeline system. However, in some cases, there is insufficient information to reasonably determine the timing and/or method of settlement of estimating the fair value of the asset retirement obligation. In these cases, the asset retirement obligation cost is considered indeterminate because there is no data or information that can be derived from past practice, industry practice, management’s experience, or the asset’s estimated economic life. The useful lives of most pipeline systems are primarily derived from available supply resources and ultimate consumption of those resources by end users. Variables can affect the remaining lives of the assets which preclude us from making a reasonable estimate of the asset retirement obligation. Indeterminate asset retirement obligation costs will be recognized in the period in which sufficient information exist to reasonably estimate potential settlement dates and methods.

Asset Retirement Obligations (AROs)
Asset retirement obligations (“AROs”)
AROs are legal obligations associated with the retirement of tangible long-lived assets that result from the asset’s acquisition, construction, development and/or normal operation. An ARO is initially measured at its estimated fair value. Upon initial recognition of an ARO, we record an increase to the carrying amount of the related long-lived asset and an offsetting ARO liability. We depreciate the capitalized ARO using the straight-line method over the period during which the related long-lived asset is expected to provide benefits. After the initial period of ARO recognition, we revise the ARO to reflect the passage of time or revisions to the amount of estimated cash flows or their timing.

Derivative Financial Instruments
Derivative financial instruments
Our net income and cash flows are subject to volatility stemming from changes in interest rates on our variable rate debt, commodity prices and fractionation margins (the relative difference between the price we receive from NGL sales and the corresponding cost of natural gas purchases). In an effort to manage the risks to unitholders, we use a variety of derivative financial instruments including swaps, put options and interest rate caps to create offsetting positions to specific commodity or interest rate exposures. In accordance with the authoritative accounting guidance, we record all derivative financial instruments in our consolidated balance sheets at fair market value. We record the fair market value of our derivative financial instruments in the consolidated balance sheet as current and long-term assets or liabilities on a net basis by counterparty. We record changes in the fair value of our derivative financial instruments in our consolidated statements of operations as follows:

•	Commodity-based derivatives: “Total revenue”

•	Corporate interest rate derivatives: “Interest expense”
Our formal hedging program provides a control structure and governance for our hedging activities specific to identified risks and time periods, which are subject to the approval and monitoring by the board of directors of our general partner. We employ derivative financial instruments in connection with an underlying asset, liability or anticipated transaction, and we do not use derivative financial instruments for speculative or trading purposes.
The price assumptions we use to value our derivative financial instruments can affect net income for each period. We use published market price information where available, or quotations from over-the-counter, or OTC, market makers to find executable bids and offers. The valuations also reflect the potential impact of conditions, including credit risk of our counterparties. The amounts reported in our consolidated financial statements change quarterly as these valuations are revised to reflect actual results, changes in market conditions or other factors, many of which are beyond our control.
Our earnings are affected by use of mark-to-market method of accounting as required under GAAP for derivative financial instruments. The use of mark-to-market accounting for derivative financial instruments can cause noncash earnings volatility resulting from changes in the underlying indices, primarily commodity prices.

Comprehensive Income (Loss)
Comprehensive income (loss)
The Partnership’s other comprehensive income (loss) is comprised of adjustments to other post-retirement plan assets and liabilities. See Note 16, "Post-Employment Benefits".

Unit-Based Employee Compensation
Unit-based employee compensation
We award unit-based compensation to management, non-management employees and directors in the form of phantom units, which are deemed to be equity awards. Compensation expense on phantom units is measured by the fair value of the award at the date of grant as determined by management. Compensation expense is recognized in equity compensation expense over the requisite service period of each award. See Note 15, "Long-Term Incentive Plan".

Fair Value Measurements
Fair value measurements
We apply the authoritative accounting provisions for measuring fair value of our derivative instruments and disclosures associated with our outstanding indebtedness. We define fair value as an exit price representing the expected amount we would receive when selling an asset or pay to transfer a liability in an orderly transaction with market participants at the measurement date.
We use various assumptions and methods in estimating the fair values of our financial instruments. The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximated their fair value due to the short-term maturity of these instruments. The carrying amount of our various credit facilities approximate fair value, because the interest rates on these facilities are variable.
We employ a hierarchy which prioritizes the inputs we use to measure recurring fair value into three distinct categories based upon whether such inputs are observable in active markets or unobservable. We classify assets and liabilities in their entirety based on the lowest level of input that is significant to the fair value measurement. Our methodology for categorizing assets and liabilities that are measured at fair value pursuant to this hierarchy gives the highest priority to unadjusted quoted prices in active markets and the lowest level to unobservable inputs as outlined below:

•	Level 1 – Inputs represent unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs include quoted prices for similar assets and liabilities in active markets that are either directly or indirectly observable; and

•	Level 3 – Inputs are unobservable and considered significant to fair value measurement.
We utilize a mid-market pricing convention, or the “market approach”, for valuation for assigning fair value to our derivative assets and liabilities. Our credit exposure for over-the-counter derivatives is directly with our counterparty and continues until the maturity or termination of the contracts. As appropriate, valuations are adjusted for various factors such as credit and liquidity considerations.

Debt Issuance Costs
Debt issuance costs
Costs incurred in connection with the issuance of long-term debt are deferred and charged to interest expense over the term of the related debt. Gains or losses on debt repurchase and debt extinguishment include any associated unamortized debt issue costs.

Noncontrolling Interest
Noncontrolling interest

Noncontrolling interest represents the noncontrolling interest holders' proportionate share of the equity of the Chatom system.  Noncontrolling interest is adjusted for the noncontrolling interest holders' proportionate share of the earnings or losses.  Management reports noncontrolling interest in the Chatom system in the financial statements pursuant to paragraph ASC No. 810-10-65-1.  The 12.6% noncontrolling interest is held by non-affiliated working interest owners.

Limited Partners' Net Income (Loss) Per Unit
Limited partners’ net income (loss) per unit
We compute limited partners’ net income (loss) per unit by dividing our limited partners’ interest in net income (loss) by the weighted average number of units outstanding during the period. The overall computation, presentation and disclosure of our limited partners’ net income (loss) per unit are made in accordance with the FASB Accounting Standards Codification (ASC) Topic 260 “Earnings per Share”.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition, Pro Forma Information [Abstract]
Unaudited pro forma consolidated information of the partnership, adjusted for the acquisition of the chatom assets
The following table presents unaudited pro forma consolidated information of the Partnership, adjusted for the acquisition of the Chatom system, as if the acquisition had occurred on January 1, 2011:

	Year Ended
	December 31,
	2012	2011
	(unaudited, in thousands)
Revenue	$246,342	$296,387
Net income (loss)	$(4,319)	$(10,411)
Limited partners’ net income (loss) per unit	$(0.49)	$(1.53)
The following table presents unaudited pro forma consolidated information of the Partnership, adjusted for the acquisition of the Interest in the Plant, as if the acquisition had occurred on January 1, 2010:

	Year Ended
	December 31,
	2011	2010
	(unaudited, in thousands)
Revenue	$249,908	$216,585
Net income (loss)	$(11,741)	$(8,844)
Limited partners’ net income (loss) per unit	$(1.65)	$(1.70)

Schedule of recognized identified assets acquired and liabilities assumed
The following table presents the fair value of consideration transferred to acquire our Interest in the Plant and the amounts of identified assets acquired and liabilities assumed at the acquisition date:

(in thousands)
Cash consideration:	$35,500
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property, plant and equipment	$36,065
Liabilities assumed	—
Total identifiable net assets:	$36,065
Bargain purchase (gain)	(565)
$35,500
The following table presents the fair value of consideration transferred to acquire the Chatom system and the amounts of identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the 12.6% noncontrolling interest in the Chatom system at the acquisition date:

(in thousands)
Cash consideration:	$51,377
Recognized amounts of identifiable assets acquired and liabilities assumed:
Unbilled revenue	$4,535
Property, plant and equipment	58,279
Asset retirement cost	452
Accounts payable	(399)
Accrued gas purchases	(3,631)
Asset retirement obligations	(452)
Noncontrolling interest	(7,407)
Total identifiable net assets:	$51,377

Concentration of Credit Risk and Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Percentage of revenue earned from major customers
The following table summarizes the percentage of revenue earned from those customers that exceed 10% or greater of the Partnership's consolidated revenue in the consolidated statement of operations for the each of the periods presented below:

	For the year ended December 31,
	2012	2011	2010
Customer A	30%	41%	25%
Customer B	14%	18%	30%
Customer C	13%	15%	11%
Other	43%	26%	34%
Total	100%	100%	100%
The following table summarizes the percentage of revenue earned from those customers in each segment that exceed 10% or greater of the Partnership's consolidated segment revenue for the each of the periods presented below:

	For the year ended December 31,
	2012	2011	2010
Gathering and Processing:
Customer A	40%	55%	34%
Customer B	12%	16%	30%
Customer C	11%	—%	—%
Customer D	—%	—%	10%
Other	37%	29%	26%
Total	100%	100%	100%
Transmission:
Customer E	22%	22%	31%
Customer F	50%	57%	43%
Customer G	10%	—%	10%
Other	18%	21%	16%
Total	100%	100%	100%

Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Assets [Abstract]
Schedule of other current assets

	December 31,
	2012	2011
	(in thousands)
Other receivables	$452	$663
Construction, operating and maintenance agreement (“COMA”)	—	623
Prepaid insurance—current portion	458	567
Other prepaid amounts	451	508
Gas imbalances receivable	932	852
NGL inventory	931	96
Other current assets	2	14
	$3,226	$3,323

Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value associated with commodity derivative instruments
As of December 31, 2012 and 2011, the fair value associated with our commodity derivative instruments were recorded in our consolidated balance sheets, under the captions as follows:

(in thousands)	Gross Derivative Assets		Gross Derivative Liabilities
Balance Sheet Classification	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011

Risk management assets	$1,889	$—	$(920)	$—
Risk management assets - long term	—	—	—	—
Total	$1,889	$—	$(920)	$—

Risk management liabilities	$—	$456	$—	$(635)
Risk management liabilities - long term	—	—	—	—
Total	$—	$456	$—	$(635)

Realized and unrealized gains (losses) with commodity and interst rate derivative instruments
For the years ended December 31, 2012, 2011 and 2010, the realized and unrealized gains (losses) associated with our commodity and interest rate derivative instruments were recorded in our consolidated statements of operations, under the captions as follows:

(in thousands)	Gain (loss) on derivatives
Statement of Operations Classification	Realized	Unrealized
2012
Revenue	$2,408	$—
Unrealized gain (loss) on commodity derivatives	—	992
Total	$2,408	$992
2011
Revenue	$(1,911)	$—
Realized gain (loss) on early termination of commodity derivatives	(2,998)	—
Unrealized gain (loss) on commodity derivatives	—	(541)
Total	$(4,909)	$(541)
2010
Revenue	$—	$—
Unrealized gain (loss) on commodity derivatives	—	(308)
Interest expense	—	(77)
Total	$—	$(385)

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value of financial instruments
Fair Value of Financial Instruments
The following table sets forth by level within the fair value hierarchy, our net derivative assets (liabilities) that were measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Carrying Amount	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
		(in thousands)
Commodity derivative asset (liability), net
December 31, 2012	$969	$—	$969	$—	$969
December 31, 2011	$(179)	$—	$—	$(179)	$(179)

Changes in level three fair value measurements
Contracts classified as Level 3 are valued using internally developed price inputs and curves constructed as a result of the long dated nature of the transactions or the illiquidity of the market points. Contracts classified as Level 2 are valued using inputs and curves that are supported and available from public markets to the extent that the markets or the relevant settlement periods are liquid:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Fair value asset (liability), beginning of period	$(179)	$—
Realized gain (loss) on early termination of commodity derivatives	—	(2,998)
Realized gain (loss) on expiration of commodity put contract	—	(308)
Unrealized gain (loss) on commodity derivatives	992	(541)
Purchases	156	670
Settlements	—	2,998
Transfers out of Level 3 (a)	(969)	—
Fair value asset (liability), end of period	$—	$(179)
(a)Amounts transferred out are reflected at fair value as of the end of the period

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, plant, and equipment, net
Property, plant and equipment, net, as of December 31, 2012 and 2011 were as follows:

		December 31,
	Useful Life	2012	2011
		(in thousands)
Land		$2,254	$41
Construction in progress		5,053	3,380
Buildings and improvements	4 to 40	1,432	1,490
Processing and treating plants	8 to 40	98,106	49,396
Pipelines	5 to 40	163,447	146,788
Compressors	4 to 20	8,957	7,437
Equipment	8 to 20	4,785	1,198
Computer software	5	1,950	1,500
Total property, plant and equipment		285,984	211,230
Accumulated depreciation		(62,165)	(40,999)
Property, plant and equipment, net		$223,819	$170,231

Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule of reconciliation of the beginning and ending aggregate carrying amount of ARO liabilities
The following is a reconciliation of the beginning and ending aggregate carrying amount of our ARO liabilities for years ended December 31, 2012 and 2011, respectively:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Balance at beginning of period	$8,093	$7,249
Additions	452	872
Reductions	—	(920)
Expenditures	(258)	(501)
Accretion expense	32	1,393
Balance at end of period	$8,319	$8,093
For the periods indicated, total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Operating leases	$941	$803	$757
ARO	32	1,393	1,191
	$973	$2,196	$1,948

Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets, net
Other assets, net, were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred financing costs	$3,394	$2,545
Other post retirement benefit plan assets, net	1,080	966
Prepaid amounts—long term	97	139
Security deposits	65	57
Other	—	—
	$4,636	$3,707

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred revenue—short term	$288	$2,314
Accrued salaries	944	1,542
Accrued expenses	6,519	953
Construction operating and maintenance agreement deposits	30	710
Gas imbalances payable	971	1,200
Contract obligations—short term	—	240
Accrued interest payable	724	123
Other	143	4
	$9,619	$7,086

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Schedule of other liabilities
Other liabilities were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred revenue—long term	$245	$351
Asset retirement obligations	8,319	8,093
Contract obligations—long term	—	88
Other deferred expenses	64	80
	$8,628	$8,612

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Outstanding borrowings under the credit facility	Our outstanding borrowings under the credit facility at December 31, 2012 and 2011, respectively, were:

	December 31,
	2012	2011
	(in thousands)
Revolving loan facility	$128,285	$66,270

Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule for number of units outstanding
The number of units outstanding was as follows:

	December 31,
	2012	2011	2010
	(in thousands)
Limited partner common units	4,639	4,561	5,363
Limited partner subordinated units	4,526	4,526	—
General partner units	185	185	109

Net Income (Loss) per Limited and General Partner Unit (Tables)	12 Months Ended
Dec. 31, 2012
Net Income (Loss) per Limited and General Partner Unit [Abstract]
Basic and diluted net income (loss) per general partner unit and limited partner unit
We determined basic and diluted net income (loss) per general partner unit and limited partner unit as follows, in thousands except per unit amounts:

	Year Ended December 31,
	2012	2011	2010
Net (loss) attributable to general partner and limited partners	$(6,508)	$(11,698)	$(8,644)
Weighted average general partner and limited partner units outstanding(a)(b)	9,298	7,137	5,199
General partner and limited partner (loss) per unit (basic and diluted)	$(0.70)	$(1.64)	$(1.66)
Net (loss) attributable to limited partners	$(6,379)	$(11,465)	$(8,471)
Weighted average limited partner units outstanding(a)(b)	9,113	6,997	5,099
Limited partners’ net (loss) per unit (basic and diluted)	$(0.70)	$(1.64)	$(1.66)
Net (loss) attributable to general partner	$(129)	$(233)	$(173)
Weighted average general partner units outstanding	185	140	99
General partner net (loss) per unit (basic and diluted)	$(0.70)	$(1.66)	$(1.75)

(a)
Includes unvested phantom units with DERs, which are considered participating securities, of 205,864 as of December 31, 2010. The DER’s were eliminated on June 9, 2011. There were no such unvested phantom units with DERs at December 31, 2012 and 2011.

(b)	Gives effect to the reverse unit split as described in Note 13 “Partners’ Capital”.

Long-Term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summarizes unit-based awards
The following table summarizes our unit-based awards for each of the periods indicated, in units:

	Year Ended
	December 31,
	2012	2011	2010

Outstanding at beginning of period	162,860	205,864	175,236
Granted	38,595	19,414	74,437
Forfeited	(12,517)	—	—
Vested	(98,000)	(62,418)	(43,809)
Outstanding at end of period	90,938	162,860	205,864
Fair value per unit	$14.70 to $21.40	$14.70 to $19.69	$14.70 to $16.15

Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of changes in the benefit obligation, the fair value of the plan assets and the recorded asset or liability of the OPEB Plan using the accrual method
The tables below detail the changes in the benefit obligation, the fair value of the plan assets and the recorded asset or liability of the OPEB Plan using the accrual method.

	Year ended December 31,
	2012	2011	2010
		(in thousands)
Change in benefit obligation
Obligation, beginning of period	$466	$869	$734
Service cost	4	3	10
Interest cost	18	22	43
Actuarial (gain) loss	22	(367)	112
Benefits paid	(38)	(61)	(30)
Benefit obligation, end of period	$472	$466	$869
Change in plan assets
Fair value of plan assets, beginning of period	$1,432	$1,319	$1,174
Actual return on plan assets	84	99	61
Employer’s contributions	90	90	113
Benefits paid	(54)	(76)	(29)
Fair value of plan assets, end of period	$1,552	$1,432	$1,319
Funded status
Funded status	$1,080	$966	$450

Schedule of amounts of plan assets recognized in consolidated balance sheets
The weighted average asset allocation of our OPEB Plan at the measurement date by asset category, which are all classified as Level 1 investments, are as follows:

	December 31,
	2012	2011	2010
Fixed income (a)	72.2%	72.1%	70.7%
Cash and short term assets (b)	27.8%	27.9%	29.3%
Total	100.0%	100.0%	100.0%

(a)	United States government securities, municipal corporate bonds and notes and asset backed securities

(b)	Cash and securities with maturities of one year or less
The amounts of plan assets recognized in our consolidated balance sheets were as follows:

	December 31,
	2012	2011	2010
	(in thousands)
Other assets	$1,080	$966	$450
	$1,080	$966	$450

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive income
Components of Net Periodic Benefit Cost and Other amounts Recognized in Other Comprehensive Income

	December 31,
	2012	2011	2010
	(in thousands)
Net Periodic (Benefit) Cost
Service cost	$4	$3	$10
Interest cost	18	22	43
Expected return on plan assets	(67)	(60)	(53)
Amortization of net (gain) loss	(43)	(47)	—
Net periodic (benefit) cost	$(88)	$(82)	$—
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss (gain)	64	(359)	(10)
Total recognized in other comprehensive income	64	(359)	(10)
Total recognized in net periodic benefit cost and other comprehensive income	$(24)	$(441)	$(10)

Schedule of assumptions made in measuremnet of the projected benefit obligations or assets of the OPEB Plan
The assumptions made in measurement of the projected benefit obligations or assets of the OPEB Plan were as follows:

	December 31,
	2012	2011	2010
Discount rate	3.42%	3.96%	5.50%
Expected return on plan assets	4.50%	4.50%	4.50%

Schedule of benefits expected to be paid in each of the next five fiscal years
The following table presents the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter by the OPEB Plan:

For the year ending	(in thousands)
2013	$41
2014	35
2015	35
2016	32
2017	30
Five years thereafter	135

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future non-cancelable commitments related to certain contractual obligations
Future non-cancelable commitments related to certain contractual obligations as of December 31, 2012 are presented below:

	Payments Due by Period
	Total	2013	2014	2015	2016	Thereafter
	(in thousands)
Operating leases and service contracts	$2,576	$661	$450	$428	$179	$858
ARO	8,319	—	—	—	7,860	459
Total	$10,895	$661	$450	$428	$8,039	$1,317

Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements
The following is a reconciliation of the beginning and ending aggregate carrying amount of our ARO liabilities for years ended December 31, 2012 and 2011, respectively:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Balance at beginning of period	$8,093	$7,249
Additions	452	872
Reductions	—	(920)
Expenditures	(258)	(501)
Accretion expense	32	1,393
Balance at end of period	$8,319	$8,093
For the periods indicated, total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Operating leases	$941	$803	$757
ARO	32	1,393	1,191
	$973	$2,196	$1,948

Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment information for the periods
The following tables set forth our segment information for the periods indicated:

	Year ended
	December 31,
	2012			2011
	Gathering and Processing	Transmission	Total	Gathering and Processing	Transmission	Total
	(in thousands)
Revenue	$144,722	$52,529	$197,251	$164,493	$66,765	$231,258
Segment gross margin (a)	35,393	13,313	48,706	30,123	13,737	43,860
Realized gain (loss) on early termination of commodity derivatives (b)	—	—	—	(2,998)	—	(2,998)
Unrealized gain (loss) on commodity derivatives (b)	992	—	992	(541)	—	(541)
Direct operating expenses	11,767	5,031	16,798	6,199	5,220	11,419
Selling, general and administrative expenses			14,309			10,800
Advisory services agreement termination fee			—			2,500
Transaction expenses						282
Equity compensation expense			1,783			3,357
Depreciation and accretion expense			21,284			20,449
Gain (loss) on acquisition of assets			—			565
Gain (loss) on involuntary conversion of property, plant and equipment			(1,021)			—
Gain (loss) on sale of assets, net			123			399
Interest expense			4,570			4,508
Gain (loss) on discontinued operations (c)			319			332
Net income (loss)			(6,252)			(11,698)
Less: Net income (loss) attributable to noncontrolling interests			256			—
Net income (loss) attributable to the Partnership			$(6,508)			$(11,698)

	Year ended
	December 31,
	2011			2010
	Gathering and Processing	Transmission	Total	Gathering and Processing	Transmission	Total
	(in thousands)
Revenue	$164,493	$66,765	$231,258	$141,602	$53,485	$195,087
Segment gross margin (a)	30,123	13,737	43,860	23,573	13,524	37,097
Realized gain (loss) on early termination of commodity derivatives (b)	(2,998)	—	(2,998)	—	—	—
Unrealized gain (loss) on commodity derivatives (b)	(541)	—	(541)	(308)	—	(308)
Direct operating expenses	6,199	5,220	11,419	6,478	4,466	10,944
Selling, general and administrative expenses			10,800			7,120
Advisory services agreement termination fee			2,500			—
Transaction expenses			282			303
Equity compensation expense			3,357			1,734
Depreciation and accretion expense			20,449			19,904
Gain (loss) on acquisition of assets			565			—
Gain (loss) on sale of assets, net			399			—
Interest expense			4,508			5,406
Income (loss) on discontinued operations (c)			332			(330)
Net income (loss)			$(11,698)			$(8,644)

(a)
Segment gross margin for our Gathering and Processing segment consists of revenue less purchases of natural gas, NGLs and condensate and COMA. Segment gross margin for our Transmission segment consists of revenue, less purchases of natural gas and COMA. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude construction, operating and maintenance agreement (“COMA”) income. For the year ended December 31, 2012, $0.7 million and $2.7 million in COMA income was excluded from our Gathering and Processing segment gross margin and our Transmission segment gross margin, respectively.

(b)
Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.

(c)	Income (loss) on discontinued operations impacts our Gathering and Processing segment.

Percentage of revenue earned from major customers
The following table summarizes the percentage of revenue earned from those customers that exceed 10% or greater of the Partnership's consolidated revenue in the consolidated statement of operations for the each of the periods presented below:

	For the year ended December 31,
	2012	2011	2010
Customer A	30%	41%	25%
Customer B	14%	18%	30%
Customer C	13%	15%	11%
Other	43%	26%	34%
Total	100%	100%	100%
The following table summarizes the percentage of revenue earned from those customers in each segment that exceed 10% or greater of the Partnership's consolidated segment revenue for the each of the periods presented below:

	For the year ended December 31,
	2012	2011	2010
Gathering and Processing:
Customer A	40%	55%	34%
Customer B	12%	16%	30%
Customer C	11%	—%	—%
Customer D	—%	—%	10%
Other	37%	29%	26%
Total	100%	100%	100%
Transmission:
Customer E	22%	22%	31%
Customer F	50%	57%	43%
Customer G	10%	—%	10%
Other	18%	21%	16%
Total	100%	100%	100%

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly financial data
Summarized unaudited quarterly financial data for 2012 and 2011 are as follows:

	First Quarter (a)	Second Quarter	Third Quarter	Fourth Quarter	Total (a)
	(in thousands expect per unit amounts)
Year ended December 31, 2012
Total revenues	$44,857	$43,322	$53,401	$56,663	$198,243
Gross margin (b)	12,560	11,253	12,979	11,914	48,706
Operating income (loss)	2,417	3,077	(2,513)	(4,982)	(2,001)
Net income (loss) from continuing operations	1,660	2,252	(4,014)	(6,469)	(6,571)
Income (loss) from discontinued operations	31	75	(12)	225	319
Net income (loss) attributable to noncontrolling interest	—	—	249	7	256
Net income (loss) attributable to the Partnership	1,691	2,327	(4,275)	(6,251)	(6,508)
General partner’s interest in net income (loss)	34	46	(85)	(124)	(129)
Limited partners’ interest in net income (loss)	$1,657	$2,281	$(4,190)	$(6,127)	$(6,379)
Limited partners’ income (loss) per unit
Income (loss) from continuing operations	$0.18	$0.24	$(0.46)	$(0.69)	(0.73)
Income (loss) from discontinued operations	—	0.01	—	0.02	0.03
Net income (loss)	$0.18	$0.25	$(0.46)	$(0.67)	$(0.70)
Year ended December 31, 2011
Total revenues	$59,413	$61,100	$53,665	$53,541	$227,719
Gross margin	11,697	10,119	9,227	12,817	43,860
Operating income (loss)	(2,399)	(2,938)	(3,405)	1,220	(7,522)
Net income (loss) from continuing operations	$(3,663)	$(4,219)	$(4,197)	$49	$(12,030)
Income (loss) from discontinued operations	$153	$37	$30	$112	$332
Net income (loss)	$(3,510)	$(4,182)	$(4,167)	$161	$(11,698)
General partner’s interest in net income (loss)	(70)	(84)	(83)	4	(233)
Limited partners’ interest in net income (loss)	$(3,440)	$(4,098)	$(4,084)	$157	$(11,465)
Limited partners’ income (loss) per unit
Income (loss) from continuing operations	(0.64)	(0.75)	(0.53)	0.01	(1.69)
Income (loss) from discontinued operations	0.03	0.01	—	0.02	0.05
Net income (loss)	$(0.61)	$(0.74)	$(0.53)	$0.03	$(1.64)

(a)
During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense.  Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.

(b)	For a definition of gross margin and a reconciliation to its mostly directly comparable financial measure calculated and presented in accordance with GAAP, please read Note 19 "Reporting Segments".

Subsidiary Guarantors (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiary Guarantors [Abstract]
Schedule of Condensed Consolidating Balance Sheet

	Balance Sheet
	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$1	$575	$—	$—	$576
Accounts receivable	—	1,612	346	—	1,958
Unbilled revenue	—	18,102	3,410	—	21,512
Risk management assets	—	969	—	—	969
Other current assets	—	2,967	259	—	3,226
Total current assets	1	24,225	4,015	—	28,241
Property, plant and equipment, net	—	165,001	58,818	—	223,819
Investment in subsidiaries	80,164	51,613	—	(131,777)	—
Other assets, net	—	4,636	—	—	4,636
Total assets	$80,165	$245,475	$62,833	$(131,777)	$256,696

Liabilities and Partners’ Capital
Current liabilities
Accounts payable	$—	$5,100	$427	$—	$5,527
Accrued gas purchases	—	14,606	2,428	—	17,034
Accrued expenses and other current liabilities	—	9,150	469	—	9,619
Total current liabilities	—	28,856	3,324	—	32,180
Other liabilities	—	8,170	458	—	8,628
Long-term debt	—	128,285	—	—	128,285
Total liabilities	—	165,311	3,782	—	169,093
Partners' capital
Total partners' capital	80,165	80,164	51,613	(131,777)	80,165
Noncontrolling interest	—	—	7,438	—	7,438
Total equity	80,165	80,164	59,051	(131,777)	87,603
Total liabilities and equity	$80,165	$245,475	$62,833	$(131,777)	$256,696

Schedule of Condensed Consolidating Statements of Operations

	Statement of Operations
	Year ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Revenue	$—	$172,977	$25,441	$(1,167)	$197,251
Unrealized gains (loss) on commodity derivatives	—	992	—	—	992
Total revenue	—	173,969	25,441	(1,167)	198,243
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	126,649	19,690	(1,167)	145,172
Direct operating expenses	—	13,895	2,903	—	16,798
Selling, general and administrative expenses	—	14,309	—	—	14,309
Equity compensation expense	—	1,783	—	—	1,783
Depreciation and accretion expense	—	20,474	810	—	21,284
Total operating expenses	—	177,110	23,403	(1,167)	199,346
Gain (loss) on involuntary conversion of property, plant and equipment	—	(1,021)	—	—	(1,021)
Gain (loss) on sale of assets, net	—	123	—	—	123
Operating income (loss)	—	(4,039)	2,038	—	(2,001)
Other income (expenses):
Earnings from consolidated affiliates	(6,509)	1,781	—	4,728	—
Interest expense	—	(4,570)	—	—	(4,570)
Net income (loss) from continuing operations	(6,509)	(6,828)	2,038	4,728	(6,571)
Income from discontinued operations	—	319	—	—	319
Net income (loss)	(6,509)	(6,509)	2,038	4,728	(6,252)
Net income (loss) attributable to noncontrolling interests	—	—	256	—	256
Net income (loss) attributable to the Partnership	$(6,509)	$(6,509)	$1,782	$4,728	$(6,508)

Schedule of Condensed Consolidating Statements of Cash Flow

	Statement of Cash Flows
	Year ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Net cash provided (used) in operating activities	$—	$16,310	$2,038	$—	$18,348
Cash flows from investing activities
Cost of acquisition, net of cash acquired	—	(51,377)	—	—	(51,377)
Additions to property, plant and equipment	—	(10,870)	(835)	—	(11,705)
Proceeds from disposals of property, plant and equipment	—	128	—	—	128
Proceeds from property damage insurance recoveries	—	527	—	—	527
Net contributions from affiliates	16,057	—	—	(16,057)	—
Net cash provided (used) in investing activities	16,057	(61,592)	(835)	(16,057)	(62,427)
Cash flows from financing activities
Net distributions to affiliates	—	(15,079)	(978)	16,057	—
Unit holder contributions	13	—	—	—	13
Unit holder distributions	(16,070)	—	—	—	(16,070)
Net distributions to noncontrolling interest owners	—	—	(225)	—	(225)
LTIP tax netting unit repurchase	—	(385)	—	—	(385)
Deferred debt issuance costs	—	(1,564)	—	—	(1,564)
Payments on long-term debt	—	(59,230)	—	—	(59,230)
Borrowings on long-term debt	—	121,245	—	—	121,245
Net cash provided (used) in financing activities	(16,057)	44,987	(1,203)	16,057	43,784
Net increase (decrease) in cash and cash equivalents	—	(295)	—	—	(295)
Cash and cash equivalents
Beginning of period	1	870	—	—	871
End of period	$1	$575	$—	$—	$576
Supplemental cash flow information
Interest payments	$—	$3,185	$—	$—	$3,185
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	$—	$6,968	$—	$—	$6,968
Increase (decrease) in receivables for reimbursable construction in progress projects	$—	$141	$—	$—	$141

Liquidity (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Consolidated Total Leverage Ratios Permitted
The maximum Consolidated Total Leverage Ratio permitted as of the end of any fiscal quarter cannot exceed the ratio set forth below:

Fiscal Quarter Ending	Consolidated Total Leverage Ratio
June 30, 2013	5.90:1.00
September 30, 2013	5.90:1.00
December 31, 2013	5.75:1.00
March 31, 2014	5.75:1.00
June 30, 2014	5.75:1.00
September 30, 2014	5.50:1.00
December 31, 2014	5.25:1.00
March 31, 2015 and each fiscal quarter thereafter	4.50:1.00

Organization and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 counties	Dec. 31, 2012 Midla system [Member] mi	Dec. 31, 2012 AlaTenn system [Member] mi	Dec. 31, 2012 Chatom processing, gathering and fractionation plant [Member]	Jul. 02, 2012 Chatom processing, gathering and fractionation plant [Member]	Dec. 31, 2012 Subsequent Event [Member] ArcLight [Member] ft mi	Apr. 15, 2013 Subsequent Event [Member] ArcLight [Member] High Point [Member]	Apr. 15, 2013 Series A [Member] Issuance of Preferred Units [Member] Subsequent Event [Member] High Point [Member]	Apr. 15, 2013 High Point [Member] Series A [Member] Issuance of Preferred Units [Member] Subsequent Event [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Gathering pipeline (miles)		370	295			700
Counties in which entity operates, Alabama, Mississippi, and Tennessee (counties)	8
Acquired interest (percent)					87.40%		90.00%
Contributed capital									$ 15
Preferred units issued (shares)								5,142,857	5,142,857
Number of natural gas collection receipt points (receipt points)						75
Water depth of natural gas collection receipt points, maximum (feet)						1,000
Highly liquid investments, less than	3 months
Property, plant and equipment useful life greater than	1 year
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	12.60%			12.60%

Acquisitions (Consideration Transferred) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													12 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Chatom processing, gathering and fractionation plant [Member] mi	Jul. 02, 2012 Chatom processing, gathering and fractionation plant [Member]	Dec. 01, 2011 Plant operator, enterprise gas processing, llc [Member]	Dec. 31, 2012 Burns point plant [Member] MMcf	Dec. 01, 2011 Burns point plant [Member]
Business Acquisition [Line Items]
Cash consideration																				$ 51,400		$ 35,500	$ 35,500
Property, plant and equipment																						36,065
Liabilities assumed																						0
Total identifiable net assets:																						36,065
Bargain purchase (gain)														0		(565)		0				(565)
Cash consideration:																				51,377
Unbilled revenue																				4,535
Property, plant and equipment	223,819					170,231								223,819		170,231				58,279
Asset retirement cost	(8,319)					(8,093)								(8,319)		(8,093)		(7,249)		452
Accounts payable	(5,527)					(837)								(5,527)		(837)				(399)
Accrued gas purchases	(17,034)					(14,715)								(17,034)		(14,715)				(3,631)
Asset retirement obligation																				(452)
Non-controlling interest	(7,438)					0								(7,438)		0				(7,407)
Total identifiable net assets																				51,377
Acquired interest (percent)																				87.40%	50.00%		50.00%
Quivira system currently supplies inlet volume to the plant																						85.00%
Current capacity of plant																						165
Property plant and equipment in useful life																						40 years
Chatom assets location																			15
Current capacity of the refrigeration processing plant																			25
Fractionation unit																			1,900
Long-ton per day sulfur recovery																			160
Gas gathering system																			29
Non-controlling interest	12.60%													12.60%					12.60%
Assumed cost of capital														9.25%
Inflationary cost														2.50%
Effective income tax rate, continuing operations														35.00%
Effective income tax rate reconciliation, state and local income taxes														6.50%
Revenues	56,663	53,401	43,322	44,857	[1]	53,541		53,665		61,100		59,413	[1]	198,243	[1]	227,719	[1]	194,779	25,200
Net income (loss) attributable to the partnership	$ (6,251)	$ (4,275)	$ 2,327	$ 1,691	[1]	$ 161	[1]	$ (4,167)	[1]	$ (4,182)	[1]	$ (3,510)	[1]	$ (6,508)	[1]	$ (11,698)	[1]	$ (8,644)	$ 2,000

[1]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.

Acquisitions (Pro Forma Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Chatom processing, gathering and fractionation plant [Member]
Business Combination, Pro Forma Information [Abstract]
Revenue	$ 246,342	$ 296,387
Net income (loss)	(4,319)	(10,411)
Limited partners’ net income (loss) per unit	(0.49)	(1.53)
Burns Point Plant [Member]
Business Combination, Pro Forma Information [Abstract]
Revenue		249,908	216,585
Net income (loss)		$ 11,741	$ 8,844
Limited partners’ net income (loss) per unit	(1.65)	(1.7)

Acquisitions Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	0.02	0	0.01	0	0.02	0	0.01	0.03	0.03	0.05	(0.06)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 225	$ (12)	$ 75	$ 31	$ 112	$ 30	$ 37	$ 153	$ 319	$ 332	$ (330)
Gathering and Processing Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue									12,343	17,024
Disposal Group, Including Discontinued Operation, Operating Expense									12,024	16,692
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic										0.05
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									$ 319	$ 332

Concentration of Credit Risk and Trade Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	100.00%	100.00%	100.00%
Allowance for doubtful accounts receivable	$ 0	$ 0	$ 0
Customer A [Member]
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	30.00%	41.00%	25.00%
Customer B [Member]
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	14.00%	18.00%	30.00%
Cusotmer C [Member]
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	13.00%	15.00%	11.00%
Customer Other [Member]
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	43.00%	26.00%	34.00%

Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets [Abstract]
Other receivables	$ 452	$ 663
Construction, operating and maintenance agreement (“COMA”)	0	623
Prepaid insurance—current portion	458	567
Other prepaid amounts	451	508
Gas imbalances receivable	932	852
NGL inventory	931	96
Other current assets	2	14
Other current assets	$ 3,226	$ 3,323

Derivatives (Fair Value of Commodity Derivatives) (Details) (Commodity derivatives [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Risk management assets and Risk management liabilities
Derivative asset, gross derivative asset	$ 1,889	$ 0
Derivative asset, gross derivative liabilities	(920)	0
Derivative liability, gross derivative assets	0	456
Derivative liability, gross derivative liabilities	0	(635)
Risk Management Assets [Member]
Risk management assets and Risk management liabilities
Derivative asset, gross derivative asset	1,889	0
Derivative asset, gross derivative liabilities	(920)	0
Risk Management Assets - Long Term [Member]
Risk management assets and Risk management liabilities
Derivative asset, gross derivative asset	0	0
Derivative asset, gross derivative liabilities	0	0
Risk Management Liabilities [Member]
Risk management assets and Risk management liabilities
Derivative liability, gross derivative assets	0	456
Derivative liability, gross derivative liabilities	0	(635)
Risk Management Liabilities - Long Term [Member]
Risk management assets and Risk management liabilities
Derivative liability, gross derivative assets	0	0
Derivative liability, gross derivative liabilities	$ 0	$ 0

Derivatives (Realized and Unrealized Gains (Losses)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives, realized	$ 0	[1]	$ (2,998)	[1]	$ 0	[1]
Gain (loss) on derivatives, unrealized	992	[1]	(541)	[1]	(308)	[1]
Commodity derivatives [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives, realized	2,408		(4,909)		0
Gain (loss) on derivatives, unrealized	992		(541)		(385)
Commodity derivatives [Member] | Revenue [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives, realized	2,408		(1,911)		0
Gain (loss) on derivatives, unrealized	0		0		0
Commodity derivatives [Member] | Realized Gain (Loss) Derivatives [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives, realized			(2,998)
Gain (loss) on derivatives, unrealized			0
Commodity derivatives [Member] | Unrealized Gain (Loss) on Derivatives [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives, realized	0		0		0
Gain (loss) on derivatives, unrealized	992		(541)		(308)
Commodity derivatives [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives, realized					0
Gain (loss) on derivatives, unrealized					$ (77)

[1]	Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.(c)Income (loss) on discontinued operations impacts our Gathering and Processing segment.

Derivatives (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 gal
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Aggregate notional volume of our commodity derivative	15,100,000
Interest rate caps with a notional amount up to	$ 25
Fixed maximum rate	4.00%

Fair Value Measurement (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	$ 969	$ (179)
Carrying Reported Amount Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Carrying Amount	969	(179)
Level 1 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	0	0
Level 2 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	969	0
Level 3 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	$ 0	$ (179)

Fair Value Measurement (Changes in Level 3 Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Changes in Level 3 Fair Value Measurements
Fair value asset (liability), beginning of period	$ (179)		$ 0
Realized gain (loss) on early termination of commodity derivatives	0	[1]	(2,998)	[1]	0	[1]
Realized gain (loss) on expiration of commodity put contract	0		(308)
Unrealized gain (loss) on commodity derivatives	992		(541)		(308)
Transfers out of Level 3	(969)	[2]	0	[2]
Fair value asset (liability), end of period	0		(179)		0
Purchase [Member]
Changes in Level 3 Fair Value Measurements
Purchases	156		670
Settlements [Member]
Changes in Level 3 Fair Value Measurements
Settlements	$ 0		$ 2,998

[1]	Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.(c)Income (loss) on discontinued operations impacts our Gathering and Processing segment.
[2]	Amounts transferred out are reflected at fair value as of the end of the period

Fair Value Measurement (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value Disclosures [Abstract]
Transfers out of Level 3	$ 969,000	[1]	$ 0	[1]
Monthly swap settlements	$ 2,400,000		$ (1,600,000)		$ 0

[1]	Amounts transferred out are reflected at fair value as of the end of the period

Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Construction in progress [Member]	Dec. 31, 2011 Construction in progress [Member]	Dec. 31, 2012 Buildings and improvements [Member]	Dec. 31, 2011 Buildings and improvements [Member]	Dec. 31, 2012 Processing and treating plants [Member]	Dec. 31, 2011 Processing and treating plants [Member]	Dec. 31, 2012 Pipelines [Member]	Dec. 31, 2011 Pipelines [Member]	Dec. 31, 2012 Compressors [Member]	Dec. 31, 2011 Compressors [Member]	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2011 Equipment [Member]	Dec. 31, 2012 Computer software [Member]	Dec. 31, 2011 Computer software [Member]	Dec. 31, 2012 Minimum [Member] Buildings and improvements [Member]	Dec. 31, 2012 Minimum [Member] Processing and treating plants [Member]	Dec. 31, 2012 Minimum [Member] Pipelines [Member]	Dec. 31, 2012 Minimum [Member] Compressors [Member]	Dec. 31, 2012 Minimum [Member] Equipment [Member]	Dec. 31, 2012 Maximum [Member] Buildings and improvements [Member]	Dec. 31, 2012 Maximum [Member] Processing and treating plants [Member]	Dec. 31, 2012 Maximum [Member] Pipelines [Member]	Dec. 31, 2012 Maximum [Member] Compressors [Member]	Dec. 31, 2012 Maximum [Member] Equipment [Member]	Dec. 31, 2012 Maximum [Member] Computer software [Member]	Dec. 31, 2012 Ala Tenn System [Member]	Dec. 31, 2011 Midla System [Member]
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	$ 285,984	$ 211,230	$ 2,254	$ 41	$ 5,053	$ 3,380	$ 1,432	$ 1,490	$ 98,106	$ 49,396	$ 163,447	$ 146,788	$ 8,957	$ 7,437	$ 4,785	$ 1,198	$ 1,950	$ 1,500												$ 26,100	$ 24,000
Accumulated depreciation	(62,165)	(40,999)
Property, plant and equipment, net	$ 223,819	$ 170,231
Property plant and equipment in useful life																			4 years	8 years	5 years	4 years	8 years	40 years	40 years	40 years	20 years	20 years	5 years

Property, Plant and Equipment, Net (Issuance Proceeds) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Insurance settlements receivable	$ 0.5
Impairment of long-lived assets held-for-use	$ 1,500,000

Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2011 West Cameron Pipeline [Member]	Dec. 31, 2011 West Cameron Pipeline [Member]
Asset Retirement Obligaiton [Line Items]
Balance at beginning of period	$ 8,319	$ 8,093	$ 7,249
Additions	452	872
Reductions	0	(920)			400
Expenditures	(258)			(500)	(501)
Accretion expense	32	1,393	1,200
Balance at end of period	$ 8,093	$ 7,249

Other Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Deferred financing costs	$ 3,394	$ 2,545
Other post retirement benefit plan assets, net	1,080	966
Prepaid amounts—long term	97	139
Security deposits	65	57
Other	0	0
Other assets, noncurrent	4,636	3,707
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Deferred financing costs	$ 700	$ 1,300

Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Deferred revenue—short term	$ 288	$ 2,314
Accrued salaries	944	1,542
Accrued expenses	6,519	953
Construction operating and maintenance agreement deposits	30	710
Gas imbalances payable	971	1,200
Contract obligations—short term	0	240
Accrued interest payable	724	123
Other	143	4
Accrued expenses and other current liabilities	$ 9,619	$ 7,086

Other Liabilities Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Deferred revenue—long term	$ 245	$ 351
Asset retirement obligations	8,319	8,093
Contract obligations—long term	0	88
Other deferred expenses	64	80
Other liabilities, noncurrent	$ 8,628	$ 8,612

Long-Term Debt (Outstanding Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Revolving loan facility	$ 128,285	$ 66,270
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving loan facility	$ 128,285	$ 66,270

Long-Term Debt (Textual) (Details) (USD $)	12 Months Ended			12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Federal Funds [Member]	Dec. 31, 2012 Eurodollar [Member]	Dec. 31, 2012 Eurodollar [Member] Minimum [Member]	Dec. 31, 2012 Eurodollar [Member] Maximum [Member]	Dec. 31, 2012 Third Amendment [Member]	Jun. 27, 2012 Revolving Credit Facility [Member]	Jun. 26, 2012 Revolving Credit Facility [Member]	Aug. 02, 2011 Revolving Credit Facility [Member]	Jun. 27, 2012 Revolving Credit Facility [Member] Accordian Feature [Member]	Aug. 02, 2011 Revolving Credit Facility [Member] Accordian Feature [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Third Amendment [Member] Federal Funds [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Third Amendment [Member] Eurodollar [Member]
Debt Instrument [Line Items]
Revolving credit facility, borrowing capacity											$ 100,000,000		$ 50,000,000
Maximum outstanding borrowings under credit facility									250,000,000		150,000,000	50,000,000
Former credit facility									200,000,000	100,000,000
Interest rate minimum	2.25%					1.25%
Interest margin maximum	3.50%						2.50%
Basis spread on variable rate				0.50%
Description of variable rate basis				Federal Funds Rate	Eurodollar Rate									Eurodollar rate
Adjusted EBITDA	4.5
Facility fee (percent)					1.00%										0.50%
Commitment fee on undrawn portion of the revolving loan	0.50%
Debt, weighted average interest rate	4.09%	6.71%	7.48%
Leverage ratio requirement	4.5							4
Total indebtedness	130,900,000
Interest minimum coverage ratio	2.5
Letters of credit outstanding amount	2,600,000	600,000
Debt issuance cost	$ 4,300,000
Ratio of indebtedness to net capital	5.7

Partners' Capital (Units Outstanding) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Limited partner common units	9,165,000	9,087,000
General partner units	185,000	185,000
AIM Midstream Holdings No. of units outstanding [Member]
Limited partner common units	4,639,000	4,561,000	5,363,000
Limited partner subordinated units	4,526,000	4,526,000	0
General partner units	185,000	185,000	109,000

Partners Capital (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				12 Months Ended													12 Months Ended							3 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2011	Dec. 31, 2012 General Partner Interest [Member]	Dec. 31, 2012 First Target Distribution [Member]	Dec. 31, 2012 First Target Distribution [Member] General Partner Interest [Member]	Dec. 31, 2012 Second Target Distribution [Member]	Dec. 31, 2012 Second Target Distribution [Member] General Partner Interest [Member]	Dec. 31, 2012 Third Target Distribution [Member] [Member]	Dec. 31, 2012 Third Target Distribution [Member] [Member] General Partner Interest [Member]	Dec. 31, 2012 Thereafter Target Distribution [Member] General Partner Interest [Member]	Dec. 31, 2012 Cash Distribution [Member]	Dec. 31, 2012 Conversion Requirement One [Member] Cash Distribution [Member]	Dec. 31, 2012 Conversion Requirement Two [Member] Cash Distribution [Member]	Dec. 31, 2012 IPO [Member]	Jul. 31, 2011 IPO [Member] Common Units [Member]	Dec. 31, 2012 First Target Distribution [Member]	Dec. 31, 2012 First Target Distribution [Member] Cash Distribution [Member]	Dec. 31, 2012 Second Target Distribution [Member]	Dec. 31, 2012 Second Target Distribution [Member] Cash Distribution [Member]	Dec. 31, 2012 Third Target Distribution [Member] [Member]	Dec. 31, 2012 Third Target Distribution [Member] [Member] Cash Distribution [Member]	Dec. 31, 2012 Thereafter Target Distribution [Member]	Apr. 15, 2013 Subsequent Event [Member] High Point [Member] Partnership Interest [Member] AIM Midstream Holdings [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] Series A [Member] Subsequent Event [Member] High Point [Member]
Subsidiary, Sale of Stock [Line Items]
General partner interest						2.00%		2.00%		15.00%		25.00%	50.00%
Limited partner interest																			98.00%		85.00%		75.00%		50.00%
IPO common units																		3,750,000
Price per unit					$ 21
Underwriting discounts and commissions																	$ 4.9
Offering expenses																	4.2
Structuring fee																	0.6
Proceeds from our initial public offering																	69.1
Percentage of agregate limited partnership																	97.10%
Holdings converted to common units		801,139
General partner units		185,000	185,000			108,718
Earned and paid (usd per unit)															$ 1.65	$ 2.475				$ 0.47438		$ 0.51563		$ 0.61875
Minimum quarterly distribution annualized (percent)														150.00%
Incentive distribution right, after minimum auarterly distributions (percent)							13.00%		23.00%		48.00%
Partnership cancellation of subordinated units (percent)																										90.00%
Contributed capital																											15
Preferred units issued (shares)																											5,142,857
Partners Capital (Textual) [Abstract]
Holdings reverse split in to common units		0.485
Aggregate common units					5,327,205
Holdings converted to common units		801,139
Holdings converted to subordinated units		4,526,066
Reverse split up results to ownership of aggregate common units		50,946
Percentage of agragate limited partner interest	100.00%	0.90%
Aggregate holding of phantom units		209,824
Common units contributed to general partners as a capital contribution		76,019
Exchange of general partner units in order to maintain general partners interest		76,019
Distributions		16.1	9.8	11.8
Special distribution to participants in long term incentive plan		$ 33.7

Net Income (Loss) per Limited and General Partner Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended													12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Income (Loss) per Limited and General Partner Unit [Abstract]
Net income (loss) attributable to the partnership	$ (6,251)	$ (4,275)	$ 2,327	$ 1,691	[1]	$ 161	[1]	$ (4,167)	[1]	$ (4,182)	[1]	$ (3,510)	[1]	$ (6,508)	[1]	$ (11,698)	[1]	$ (8,644)
Weighted average general partner and limited partner units outstanding														9,298,000	[2],[3]	7,137,000	[2],[3]	5,199,000	[2],[3]
General partner and limited partner (loss) per unit (basic and diluted)														$ (0.7)		$ (1.64)		$ (1.66)
Net (loss) attributable to limited partners	(6,127)	(4,190)	2,281	1,657	[1]	157		(4,084)		(4,098)		(3,440)	[1]	(6,379)	[1]	(11,465)	[1]	(8,471)
Weighted average limited partner units outstanding														9,113,000	[2],[3]	6,997,000	[2],[3]	5,099,000	[2],[3]
Limited partners’ net (loss) per unit (basic and diluted)														(0.7)		(1.64)		(1.66)
Net (loss) attributable to general partner	$ (124)	$ (85)	$ 46	$ 34	[1]	$ 4		$ (83)		$ (84)		$ (70)	[1]	$ (129)	[1]	$ (233)	[1]	$ (173)
Weighted average general partner units outstanding														185,000		140,000		99,000
General partner net (loss) per unit (basic and diluted)														(0.7)		(1.66)		(1.75)
Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested phantom units																		205,864

[1]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.
[2]	Includes unvested phantom units with DERs, which are considered participating securities, of 205,864 as of December 31, 2010. The DER’s were eliminated on June 9, 2011. There were no such unvested phantom units with DERs at December 31, 2012 and 2011.
[3]	Gives effect to the reverse unit split as described in Note 13 “Partners’ Capital”.

Long-Term Incentive Plan (Unit-based Awards) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Outstanding at beginning of period	162,860	205,864	175,236
Granted	38,595	19,414	74,437
Forfeited	(12,517)	0	0
Vested	(98,000)	(62,418)	(43,809)
Outstanding at end of period	90,938	162,860	205,864
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Fair value per unit	14.7	14.7	14.7
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Fair value per unit	21.4	19.69	16.15

Long Term Incentive Plan (Textual) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 11, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation expense	$ 1,500,000	$ 1,783,000	$ 3,357,000	$ 1,734,000
Long-term incentive plan, increase in available awards					871,750,000
Long term incentive plan available for future grant		920,193,000	54,827	62,246
Grants issued under long term incentive plan		25.00%
Total fair value of vested units		1,900,000	1,200,000	900,000
Compensation cost related unvested awards		1,400,000	2,700,000	3,800,000
Weighted average period cost recognized		1 year 3 months 18 days
Phantom units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation expense			$ 3,400,000	$ 1,700,000

Post-Employment Benefits (Changes in Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets
Funded status	$ 1,080	$ 966	$ 450
Change in Benefit Obligation [Member]
Change in benefit obligation
Obligation, beginning of period	466	869	734
Service cost	4	3	10
Interest cost	18	22	43
Actuarial (gain) loss	22	(367)	112
Benefits paid	(38)	(61)	(30)
Benefit obligationm, ending	472	466	869
Change in plan assets
Benefits paid	(38)	(61)	(30)
Change in Plan Assets [Member]
Change in benefit obligation
Benefits paid	(54)	(76)	(29)
Change in plan assets
Fair value of plan assets, beginning of period	1,432	1,319	1,174
Actual return on plan assets	84	99	61
Employer’s contributions	90	90	113
Benefits paid	(54)	(76)	(29)
Fair value of plan assets, ending	$ 1,552	$ 1,432	$ 1,319

Post-Employment Benefits (Plan Assets Recognized) (Details) (OPEB Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 1,080	$ 966	$ 450

Post-Employment Benefits (Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost recognized in Unaudited Condensed Consolidated Statements of Operations
Amortization of net (gain) loss	$ (100)	$ 400	$ 100
Net periodic (benefit) cost	(88)	(82)
Net loss (gain)	64	(359)	(10)
OPEB Plan [Member]
Cost recognized in Unaudited Condensed Consolidated Statements of Operations
Service cost	4	3	10
Interest cost	18	22	43
Expected return on plan assets	(67)	(60)	(53)
Amortization of net (gain) loss	(43)	(47)
Net periodic (benefit) cost	(88)	(82)	0
Net loss (gain)	64	(359)	(10)
Total recognized in other comprehensive income	64	(359)	(10)
Total recognized in net periodic benefit cost and other comprehensive income	$ (24)	$ (441)	$ (10)

Post-Employment Benefits (Economic Assumptions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 OPEB Plan [Member]	Dec. 31, 2011 OPEB Plan [Member]	Dec. 31, 2010 OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.42%	3.96%	5.50%
Expected return on plan assets		4.50%	4.50%	4.50%
Effect of one percentage point increase in assumed medical and dental care trend	$ 0.1
Effect of one percentage point decrease in assumed medical and dental care trend	$ 0.1

Post-Employment Benefits (Expected Future Benefit Payments) (Details) (OPEB Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 41
2014	35
2015	35
2016	32
2017	30
Five years thereafter	$ 135

Post-Employment Benefits (Weighted Average Asset Allocation) (Details)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocation (as a percent)	100.00%		100.00%		100.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocation (as a percent)	72.20%	[1]	72.10%	[1]	70.70%	[1]
Cash and Short Term Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocation (as a percent)	27.80%	[2]	27.90%	[2]	29.30%	[2]

[1]	United States government securities, municipal corporate bonds and notes and asset backed securities
[2]	Cash and securities with maturities of one year or less

Post-Employment Benefits (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit expense in AOCI, related to net gains (losses)	$ (100,000)	$ 400,000	$ 100,000
Amortization, net periodic benefit cost	100,000
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit expense in AOCI, related to net gains (losses)	(43,000)	(47,000)
Contributions by employer	$ 100,000

Commitments and Contingencies (Contractual Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Non Cancelable Commitment [Line Items]
2013	$ 661
2014	450
2015	428
2016	8,039
Thereafter	1,317
Total	10,895
Operating leases and service contract [Member]
Future Non Cancelable Commitment [Line Items]
2013	661
2014	450
2015	428
2016	179
Thereafter	858
Total	2,576
ARO [Member]
Future Non Cancelable Commitment [Line Items]
2013	0
2014	0
2015	0
2016	7,860
Thereafter	459
Total	$ 8,319

Commitments and Contingencies (Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Operating leases	$ 941	$ 803	$ 757
Asset retirement obligation	32	1,393	1,191
Total expenses	$ 973	$ 2,196	$ 1,948

Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended
	Feb. 29, 2012	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Civil penalty	$ 23,010
Estimated employee agreement benefit		$ 500,000
Expected percentage payment, insurance carrier		30.00%

Related- Party Transactions (Details Textual) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2011 American Infrastructure MLP [Member]	Dec. 31, 2011 American Infrastructure MLP [Member]	Dec. 31, 2010 American Infrastructure MLP [Member]	Dec. 31, 2012 American Midstream, LLC [Member]	Dec. 31, 2011 American Midstream, LLC [Member]	Dec. 31, 2010 American Midstream, LLC [Member]
Related Party Transactions (Textual) [Abstract]
Administrative and operational service expenses							$ 12,500,000	$ 9,600,000	$ 7,600,000
Cost of business development activities							400,000
Advisory service payment						300,000
Annual fee for Advisory Service						300,000
Selling, general and administrative expenses	14,309,000	10,800,000	7,120,000		200,000	300,000
One time payment of Advisory services				$ 2,500,000

Reporting Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment information
Revenue, net										$ 197,251		$ 231,258		$ 195,087
Segment gross margin										48,706	[1]	43,860	[1]	37,097	[1]
Realized gain (loss) on early termination of commodity derivatives										0	[2]	(2,998)	[2]	0	[2]
Unrealized gain (loss) on commodity derivatives										992	[2]	(541)	[2]	(308)	[2]
Direct operating expenses										16,798		11,419		10,944
Selling, general and administrative expenses										14,309		10,800		7,120
Advisory services agreement termination fee										0		2,500		0
Transaction expenses										0		282		303
Equity compensation expense								1,500		1,783		3,357		1,734
Depreciation and accretion expense										21,284		20,449		19,904
Gain (loss) on acquisition of assets										0		565		0
Gain (loss) on involuntary conversion of property, plant and equipment										(1,021)		0		0
Gain (loss) on sale of assets, net										123		399		0
Interest expense										4,570		4,508		5,406
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	225	(12)	75	31		112	30	37	153	319		332		(330)
Net income (loss)										(6,252)		(11,698)		(8,644)
Net income (loss) attributable to noncontrolling interests	7	249	0	0	[3]					256	[3]	0		0
Gathering and Processing [Member]
Segment information
Revenue, net										144,722		164,493		141,602
Segment gross margin										35,393	[1]	30,123	[1]	23,573	[1]
Realized gain (loss) on early termination of commodity derivatives										0	[2]	(2,998)	[2]	0	[2]
Unrealized gain (loss) on commodity derivatives										992	[2]			(308)	[2]
Unrealized Gain (Loss), Non-Cash Mark-To-Market Adjustments on Commodity Derivatives										1,000		(541)	[2]
Direct operating expenses										11,767		6,199		6,478
Transmission [Member]
Segment information
Revenue, net										52,529		66,765		53,485
Segment gross margin										13,313	[1]	13,737	[1]	13,524	[1]
Realized gain (loss) on early termination of commodity derivatives										0	[2]	0	[2]	0	[2]
Unrealized gain (loss) on commodity derivatives										0	[2]	0	[2]	0	[2]
Direct operating expenses										$ 5,031		$ 5,220		$ 4,466

[1]	Segment gross margin for our Gathering and Processing segment consists of revenue less purchases of natural gas, NGLs and condensate and COMA. Segment gross margin for our Transmission segment consists of revenue, less purchases of natural gas and COMA. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude construction, operating and maintenance agreement (“COMA”) income. For the year ended December 31, 2012, $0.7 million and $2.7 million in COMA income was excluded from our Gathering and Processing segment gross margin and our Transmission segment gross margin, respectively.
[2]	Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.(c)Income (loss) on discontinued operations impacts our Gathering and Processing segment.
[3]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.

Reporting Segments Reporting Segment (Revenue Earned from Customers that Exceed 10%) (Details) (Customer Concentration Risk [Member], Revenue [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Transmission [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Customer A [Member] | Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	40.00%	55.00%	34.00%
Customer B [Member] | Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	12.00%	16.00%	30.00%
Customer C [Member] | Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	11.00%	0.00%	0.00%
Customer D [Member] | Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	0.00%	0.00%	10.00%
Customer E [Member] | Transmission [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	22.00%	22.00%	31.00%
Customer F [Member] | Transmission [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	50.00%	57.00%	43.00%
Customer G [Member] | Transmission [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	10.00%	0.00%	10.00%
Customer Other [Member] | Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	37.00%	29.00%	26.00%
Customer Other [Member] | Transmission [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	18.00%	21.00%	16.00%

Reporting Segments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Unrealized gain (loss) on derivative contracts	$ 992,000	$ (849,000)		$ (385,000)
Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Unrealized gain (loss) on commodity derivatives	1,000,000	(541,000)	[1]
Unrealized gain (loss) on derivative contracts		(3,000,000)
Construction, operating and maintenace agreement expenses	700,000
Transmission [Member]
Segment Reporting Information [Line Items]
Construction, operating and maintenace agreement expenses	$ 2,700,000

[1]	Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.(c)Income (loss) on discontinued operations impacts our Gathering and Processing segment.

Quarterly Financial Data (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data [Abstract]
Total revenue	$ 56,663,000		$ 53,401,000		$ 43,322,000		$ 44,857,000	[1]	$ 53,541,000		$ 53,665,000		$ 61,100,000		$ 59,413,000	[1]	$ 198,243,000	[1]	$ 227,719,000	[1]	$ 194,779,000
Gross margin	11,914,000	[2]	12,979,000	[2]	11,253,000	[2]	12,560,000	[1],[2]	12,817,000		9,227,000		10,119,000		11,697,000	[1]	48,706,000	[1],[2]	43,860,000	[1]
Operating income (loss)	(4,982,000)		(2,513,000)		3,077,000		2,417,000	[1]	1,220,000		(3,405,000)		(2,938,000)		(2,399,000)	[1]	(2,001,000)	[1]	(7,522,000)	[1]	(2,908,000)
Net income (loss)																	(6,252,000)		(11,698,000)		(8,644,000)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(6,469,000)		(4,014,000)		2,252,000		1,660,000	[1]	49,000		(4,197,000)		(4,219,000)		(3,663,000)	[1]	(6,571,000)	[1]	(12,030,000)	[1]	(8,314,000)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	225,000		(12,000)		75,000		31,000		112,000		30,000		37,000		153,000		319,000		332,000		(330,000)
Net income (loss) attributable to noncontrolling interests	7,000		249,000		0		0	[1]									256,000	[1]	0		0
Net income (loss) attributable to the partnership	(6,251,000)		(4,275,000)		2,327,000		1,691,000	[1]	161,000	[1]	(4,167,000)	[1]	(4,182,000)	[1]	(3,510,000)	[1]	(6,508,000)	[1]	(11,698,000)	[1]	(8,644,000)
General partner’s interest in net income (loss)	(124,000)		(85,000)		46,000		34,000	[1]	4,000		(83,000)		(84,000)		(70,000)	[1]	(129,000)	[1]	(233,000)	[1]	(173,000)
Limited partners’ interest in net income (loss)	(6,127,000)		(4,190,000)		2,281,000		1,657,000	[1]	157,000		(4,084,000)		(4,098,000)		(3,440,000)	[1]	(6,379,000)	[1]	(11,465,000)	[1]	(8,471,000)
Limited partners’ net income (loss) per unit	(0.67)		(0.46)		0.25		0.18	[1]	0.03		(0.53)		(0.74)		(0.61)	[1]	(0.7)	[1]	(1.64)	[1]	(1.66)
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership Unit, Basic	(0.69)		(0.46)		0.24		0.18		0.01		(0.53)		(0.75)		(0.64)		(0.73)		(1.69)		(1.6)
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	0.02		0		0.01		0		0.02		0		0.01		0.03		0.03		0.05		(0.06)
Recognition of Proceeds Received in Connection with COMA Reimbursable Projects [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out-of-period adjustment																	0
Quarterly amount to be recognized																	100,000
Additional Depreciation Expense and Selling, General and Administrative Expense [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out-of-period adjustment																	$ 0

[1]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.
[2]	For a definition of gross margin and a reconciliation to its mostly directly comparable financial measure calculated and presented in accordance with GAAP, please read Note 19 "Reporting Segments".

Subsidiary Guarantors (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Percentage of agragate limited partner interest	100.00%	0.90%
American Midstream Finance Corporation [Member]
Property, Plant and Equipment [Line Items]
Percentage of agragate limited partner interest		100.00%
Chatom Assets [Member]
Property, Plant and Equipment [Line Items]
Subsidiaries and guarantor subsidiaries investment percent		87.40%

Subsidiary Guarantors (Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 576	$ 871	$ 63	$ 1,149
Accounts receivable	1,958	1,218
Unbilled revenue	21,512	19,745
Risk management assets	969	0
Other current assets	3,226	3,323
Total current assets	28,241	25,157
Property, plant and equipment, net	223,819	170,231
Investment in subsidiaries	0
Other assets, net	4,636	3,707
Total assets	256,696	199,095
Current liabilities:
Accounts payable	5,527	837
Accrued gas purchases	17,034	14,715
Accrued expenses and other current liabilities	9,619	7,086
Total current liabilities	32,180	22,817
Other liabilities	8,628	8,612
Long-term debt	128,285	66,270
Total liabilities	169,093	97,699
Total partners' capital	80,165	101,396
Noncontrolling interest	7,438	0
Total equity	87,603	101,396
Total liabilities and equity	256,696	199,095
Parent [Member]
Current assets:
Cash and cash equivalents	1	1
Accounts receivable	0
Unbilled revenue	0
Risk management assets	0
Other current assets	0
Total current assets	1
Property, plant and equipment, net	0
Investment in subsidiaries	80,164
Other assets, net	0
Total assets	80,165
Current liabilities:
Accounts payable	0
Accrued gas purchases	0
Accrued expenses and other current liabilities	0
Total current liabilities	0
Other liabilities	0
Long-term debt	0
Total liabilities	0
Total partners' capital	80,165
Noncontrolling interest	0
Total equity	80,165
Total liabilities and equity	80,165
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	575	870
Accounts receivable	1,612
Unbilled revenue	18,102
Risk management assets	969
Other current assets	2,967
Total current assets	24,225
Property, plant and equipment, net	165,001
Investment in subsidiaries	51,613
Other assets, net	4,636
Total assets	245,475
Current liabilities:
Accounts payable	5,100
Accrued gas purchases	14,606
Accrued expenses and other current liabilities	9,150
Total current liabilities	28,856
Other liabilities	8,170
Long-term debt	128,285
Total liabilities	165,311
Total partners' capital	80,164
Noncontrolling interest	0
Total equity	80,164
Total liabilities and equity	245,475
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	0	0
Accounts receivable	346
Unbilled revenue	3,410
Risk management assets	0
Other current assets	259
Total current assets	4,015
Property, plant and equipment, net	58,818
Investment in subsidiaries	0
Other assets, net	0
Total assets	62,833
Current liabilities:
Accounts payable	427
Accrued gas purchases	2,428
Accrued expenses and other current liabilities	469
Total current liabilities	3,324
Other liabilities	458
Long-term debt	0
Total liabilities	3,782
Total partners' capital	51,613
Noncontrolling interest	7,438
Total equity	59,051
Total liabilities and equity	62,833
Consolidation Adjustments [Member]
Current assets:
Cash and cash equivalents	0	0
Accounts receivable	0
Unbilled revenue	0
Risk management assets	0
Other current assets	0
Total current assets	0
Property, plant and equipment, net	0
Investment in subsidiaries	(131,777)
Other assets, net	0
Total assets	(131,777)
Current liabilities:
Accounts payable	0
Accrued gas purchases	0
Accrued expenses and other current liabilities	0
Total current liabilities	0
Other liabilities	0
Long-term debt	0
Total liabilities	0
Total partners' capital	(131,777)
Noncontrolling interest	0
Total equity	(131,777)
Total liabilities and equity	$ (131,777)

Subsidiary Guarantors (Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Revenue														$ 197,251		$ 231,258		$ 195,087
Unrealized gain (loss) on commodity derivatives														992		(541)		(308)
Total revenue	56,663	53,401	43,322	44,857	[1]	53,541		53,665		61,100		59,413	[1]	198,243	[1]	227,719	[1]	194,779
Operating Expenses:
Purchases of natural gas, NGLs and condensate														145,172		187,398		157,682
Direct operating expenses														16,798		11,419		10,944
Selling, general and administrative expenses														14,309		10,800		7,120
Equity compensation expense										1,500				1,783		3,357		1,734
Depreciation expense														21,284		20,449		19,904
Total operating expenses														199,346
Gain (loss) on involuntary conversion of property, plant and equipment														(1,021)		0		0
Gain (loss) on sale of assets, net														123		399		0
Operating income (loss)	(4,982)	(2,513)	3,077	2,417	[1]	1,220		(3,405)		(2,938)		(2,399)	[1]	(2,001)	[1]	(7,522)	[1]	(2,908)
Other Income (expenses):
Earnings from consolidated affiliates														0
Interest expense														(4,570)		(4,508)		(5,406)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(6,469)	(4,014)	2,252	1,660	[1]	49		(4,197)		(4,219)		(3,663)	[1]	(6,571)	[1]	(12,030)	[1]	(8,314)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	225	(12)	75	31		112		30		37		153		319		332		(330)
Net income (loss) from continuing operations														(6,252)		(11,698)		(8,644)
Net income (loss) attributable to noncontrolling interests	7	249	0	0	[1]									256	[1]	0		0
Net income (loss) attributable to the partnership	(6,251)	(4,275)	2,327	1,691	[1]	161	[1]	(4,167)	[1]	(4,182)	[1]	(3,510)	[1]	(6,508)	[1]	(11,698)	[1]	(8,644)
Parent [Member]
Revenues:
Revenue														0
Unrealized gain (loss) on commodity derivatives														0
Total revenue														0
Operating Expenses:
Purchases of natural gas, NGLs and condensate														0
Direct operating expenses														0
Selling, general and administrative expenses														0
Equity compensation expense														0
Depreciation expense														0
Total operating expenses														0
Gain (loss) on involuntary conversion of property, plant and equipment														0
Gain (loss) on sale of assets, net														0
Operating income (loss)														0
Other Income (expenses):
Earnings from consolidated affiliates														(6,509)
Interest expense														0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest														(6,509)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax														0
Net income (loss) from continuing operations														(6,509)
Net income (loss) attributable to noncontrolling interests														0
Net income (loss) attributable to the partnership														(6,509)
Guarantor Subsidiaries [Member]
Revenues:
Revenue														172,977
Unrealized gain (loss) on commodity derivatives														992
Total revenue														173,969
Operating Expenses:
Purchases of natural gas, NGLs and condensate														126,649
Direct operating expenses														13,895
Selling, general and administrative expenses														14,309
Equity compensation expense														1,783
Depreciation expense														20,474
Total operating expenses														177,110
Gain (loss) on involuntary conversion of property, plant and equipment														(1,021)
Gain (loss) on sale of assets, net														123
Operating income (loss)														(4,039)
Other Income (expenses):
Earnings from consolidated affiliates														1,781
Interest expense														(4,570)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest														(6,828)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax														319
Net income (loss) from continuing operations														(6,509)
Net income (loss) attributable to noncontrolling interests														0
Net income (loss) attributable to the partnership														(6,509)
Non-Guarantor Subsidiaries [Member]
Revenues:
Revenue														25,441
Unrealized gain (loss) on commodity derivatives														0
Total revenue														25,441
Operating Expenses:
Purchases of natural gas, NGLs and condensate														19,690
Direct operating expenses														2,903
Selling, general and administrative expenses														0
Equity compensation expense														0
Depreciation expense														810
Total operating expenses														23,403
Gain (loss) on involuntary conversion of property, plant and equipment														0
Gain (loss) on sale of assets, net														0
Operating income (loss)														2,038
Other Income (expenses):
Earnings from consolidated affiliates														0
Interest expense														0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest														2,038
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax														0
Net income (loss) from continuing operations														2,038
Net income (loss) attributable to noncontrolling interests														256
Net income (loss) attributable to the partnership														1,782
Consolidation Adjustments [Member]
Revenues:
Revenue														(1,167)
Unrealized gain (loss) on commodity derivatives														0
Total revenue														(1,167)
Operating Expenses:
Purchases of natural gas, NGLs and condensate														(1,167)
Direct operating expenses														0
Selling, general and administrative expenses														0
Equity compensation expense														0
Depreciation expense														0
Total operating expenses														(1,167)
Gain (loss) on involuntary conversion of property, plant and equipment														0
Gain (loss) on sale of assets, net														0
Operating income (loss)														0
Other Income (expenses):
Earnings from consolidated affiliates														4,728
Interest expense														0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest														4,728
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax														0
Net income (loss) from continuing operations														4,728
Net income (loss) attributable to noncontrolling interests														0
Net income (loss) attributable to the partnership														$ 4,728

[1]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.

Subsidiary Guarantors (Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	$ 18,348	$ 10,432	$ 13,791
Cost of acquisition, net of cash acquired	(51,377)	(35,500)	0
Additions to property, plant and equipment	(11,705)	(6,369)	(10,268)
Proceeds from disposals of property, plant and equipment	128	125
Proceeds from property damage insurance recoveries	527	0	0
Net contributions to affiliates	0
Net cash provided (used) in investing activities	(62,427)	(41,744)	(10,268)
Cash flows from financing activities
Unit holder contributions	13		12,000
Unit holder distributions	(16,070)	(43,546)	(11,779)
Net distributions to noncontrolling interest owners	(225)	0	0
LTIP tax netting unit repurchase	(385)	(215)	0
Deferred debt issuance costs	(1,564)	(2,489)	0
Payments on long-term debt	(59,230)	(120,670)	(31,130)
Borrowings on long-term debt	121,245	130,570	26,500
Net cash provided (used) in financing activities	43,784	32,120	(4,609)
Net increase (decrease) in cash and cash equivalents	(295)	808	(1,086)
Cash and Cash Equivalents
Beginning of period	871	63	1,149
End of period	576	871	63
Supplemental cash flow information
Interest payments	3,185	3,349	4,523
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	6,968	75	0
Increase (decrease) in receivables for reimbursable construction in progress projects	141	872	6,058
Parent [Member]
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	0
Cost of acquisition, net of cash acquired	0
Additions to property, plant and equipment	0
Proceeds from disposals of property, plant and equipment	0
Proceeds from property damage insurance recoveries	0
Net contributions to affiliates	16,057
Net distributions to affiliates	0
Net cash provided (used) in investing activities	16,057
Cash flows from financing activities
Unit holder contributions	13
Unit holder distributions	(16,070)
Net distributions to noncontrolling interest owners	0
LTIP tax netting unit repurchase	0
Deferred debt issuance costs	0
Payments on long-term debt	0
Borrowings on long-term debt	0
Net cash provided (used) in financing activities	(16,057)
Net increase (decrease) in cash and cash equivalents	0
Cash and Cash Equivalents
Beginning of period	1
End of period	1
Supplemental cash flow information
Interest payments	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	0
Increase (decrease) in receivables for reimbursable construction in progress projects	0
Guarantor Subsidiaries [Member]
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	16,310
Cost of acquisition, net of cash acquired	(51,377)
Additions to property, plant and equipment	(10,870)
Proceeds from disposals of property, plant and equipment	128
Proceeds from property damage insurance recoveries	527
Net contributions to affiliates	0
Net distributions to affiliates	(15,079)
Net cash provided (used) in investing activities	(61,592)
Cash flows from financing activities
Unit holder contributions	0
Unit holder distributions	0
Net distributions to noncontrolling interest owners	0
LTIP tax netting unit repurchase	(385)
Deferred debt issuance costs	(1,564)
Payments on long-term debt	(59,230)
Borrowings on long-term debt	121,245
Net cash provided (used) in financing activities	44,987
Net increase (decrease) in cash and cash equivalents	(295)
Cash and Cash Equivalents
Beginning of period	870
End of period	575
Supplemental cash flow information
Interest payments	3,185
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	6,968
Increase (decrease) in receivables for reimbursable construction in progress projects	141
Non-Guarantor Subsidiaries [Member]
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	2,038
Cost of acquisition, net of cash acquired	0
Additions to property, plant and equipment	(835)
Proceeds from disposals of property, plant and equipment	0
Proceeds from property damage insurance recoveries	0
Net contributions to affiliates	0
Net distributions to affiliates	(978)
Net cash provided (used) in investing activities	(835)
Cash flows from financing activities
Unit holder contributions	0
Unit holder distributions	0
Net distributions to noncontrolling interest owners	(225)
LTIP tax netting unit repurchase	0
Deferred debt issuance costs	0
Payments on long-term debt	0
Borrowings on long-term debt	0
Net cash provided (used) in financing activities	(1,203)
Net increase (decrease) in cash and cash equivalents	0
Cash and Cash Equivalents
Beginning of period	0
End of period	0
Supplemental cash flow information
Interest payments	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	0
Increase (decrease) in receivables for reimbursable construction in progress projects	0
Consolidation Adjustments [Member]
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities	0
Cost of acquisition, net of cash acquired	0
Additions to property, plant and equipment	0
Proceeds from disposals of property, plant and equipment	0
Proceeds from property damage insurance recoveries	0
Net contributions to affiliates	(16,057)
Net distributions to affiliates	16,057
Net cash provided (used) in investing activities	(16,057)
Cash flows from financing activities
Unit holder contributions	0
Unit holder distributions	0
Net distributions to noncontrolling interest owners	0
LTIP tax netting unit repurchase	0
Deferred debt issuance costs	0
Payments on long-term debt	0
Borrowings on long-term debt	0
Net cash provided (used) in financing activities	16,057
Net increase (decrease) in cash and cash equivalents	0
Cash and Cash Equivalents
Beginning of period	0
End of period	0
Supplemental cash flow information
Interest payments	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	0
Increase (decrease) in receivables for reimbursable construction in progress projects	$ 0

Liquidity (Details) (USD $)	12 Months Ended									3 Months Ended									0 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Eurodollar [Member]	Dec. 31, 2012 Third Amendment [Member]	Jun. 27, 2012 Revolving Credit Facility [Member]	Aug. 02, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Third Amendment [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Third Amendment [Member] Eurodollar [Member]	Mar. 31, 2013 Subsequent Event [Member] Fourth Amendment [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending June 30, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending Semptember 30, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending March 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending June 30, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending September 30, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending March 31, 2015 and thereafter [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Eurodollar [Member] Minimum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Eurodollar [Member] Maximum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Base Rate [Member] Minimum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Base Rate [Member] Maximum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Third Amendment [Member]	Apr. 15, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Fourth Amendment [Member]	Apr. 15, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2014 [Member]
Liquidity Disclosures [Line Items]
Leverage ratio requirement	4.5				4						5.9	5.9	5.75	5.75	5.75	5.5	5.25	4.5
Total indebtedness	$ 130,900,000
Ratio of indebtedness to net capital	5.7
Credit Facility, amount outstanding limit								150,000,000																175,000,000	200,000,000
Equity contribution, to increase borrowings limit																								12,500,000
Description of variable rate basis				Eurodollar Rate															Eurodollar		base rate
Facility fee (percent)				1.00%					0.50%
Additional fees									0.13%
Payments on long-term debt	59,230,000	120,670,000	31,130,000																				12,500,000
Amount outstanding																								130,000,000
Remaining borrowing capacity																								45,000,000
Maximum outstanding borrowings under credit facility						250,000,000	150,000,000																	175,000,000
Basis spread on variable rate																			2.50%	4.75%	1.50%	3.75%
Partnership cancellation of subordinated units (percent)										20.00%
Quarterly dividend reduction										$ 400,000

Subsequent Events (Details) (USD $)	12 Months Ended			1 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended	0 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2013 Subsequent Event [Member]	Dec. 31, 2012 Eurodollar [Member]	Apr. 15, 2013 High Point [Member] AIM Midstream Holdings [Member] Partnership Interest [Member] Subsequent Event [Member]	Apr. 15, 2013 Contribution in Partership [Member] High Point [Member] Subsequent Event [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] High Point [Member] Subsequent Event [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] Series A [Member] High Point [Member] Subsequent Event [Member]	Mar. 31, 2013 Fourth Amendment [Member] Subsequent Event [Member]	Apr. 15, 2013 Fourth Amendment [Member] Repayment of Debt [Member] Subsequent Event [Member] Revolving Credit Facility [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Unit Distribution [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Cash Distribution [Member] Subsequent Event [Member]	Apr. 15, 2013 Third Amended and Restated Agreement [Member] Cash Distribution [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Coupon Conversion Quarter [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Coupon Conversion Quarter [Member] Third Amended and Restated Agreement [Member] Unit Distribution [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Liquidation and Winding-up of Partnership [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Minimum [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]	Apr. 15, 2013 Maximum [Member] Third Amended and Restated Agreement [Member] Series A [Member] Subsequent Event [Member]
Business Acquisition [Line Items]
Distribution announced (usd per share)				$ 0.4325
Sale of partnership's subordinated units (shares)						4,526,066
Partnership cancellation of subordinated units (percent)						90.00%				20.00%
Escrow Deposit						$ 12,500,000
Contributed capital (percentage)							100.00%
Contributed capital									15,000,000
Preferred units issued (shares)									5,142,857
Payments on long-term debt	59,230,000	120,670,000	31,130,000								12,500,000
Total consideration for issuance of preferred units, series A																			15,000,000
Total consideration aggregate for tweleve months period																			50,000,000
Indebtedness in one or series of related transactions																				75,000,000
Indebtedness in one or series of related transactions, in twelve months																				25,000,000
Yeild to maturity												(10.00%)
Distribution made to member or limited partner per share (shares)													0.01428571				0.023571428
Transaction Expenses								$ 2,500,000
Earned and paid (usd per unit)														$ 0.25
Distribution made to member or limited partner, Conversion price (usd per share)												$ 17.5				$ 17.5		$ 17.5	$ 17.5
Facility fee (percent)					1.00%										6.00%
Preferred units, percentage of ownership (percent)												50.00%